[NORTHERN FUNDS LOGO] . . . MONEY MARKET FUND . . . U.S. GOVERNMENT MONEY




MARKET FUND    . . .    U.S. GOVERNMENT SELECT MONEY MARKET FUND    . . .



MUNICIPAL MONEY MARKET FUND  . . .  CALIFORNIA MUNICIPAL MONEY MARKET FUND


-----------------------------------------------------------------------------
                                 ANNUAL REPORT
-----------------------------------------------------------------------------


                                    [PHOTO]







--------------
March 31, 1999
--------------

TABLE OF CONTENTS
                                                                           Page
Abbreviations and Other Information..........................................2

Portfolio Commentaries.......................................................3

Money Market Funds
     Statements of Assets and Liabilities....................................5
     Statements of Operations................................................6
     Statements of Changes in Net Assets.....................................7
     Financial Highlights....................................................9
     Schedules of Investments
         Money Market Fund..................................................13
         U.S. Government Money Market Fund..................................18
         U.S. Government Select Money Market Fund...........................19
         Municipal Money Market Fund........................................20
         California Municipal Money Market Fund.............................34

Notes to the Financial Statements...........................................38
Report of Independent Public Accountants....................................40






-------------------------------------------------------------------------------
    NOT FDIC-INSURED           May lose value             No bank guarantee
-------------------------------------------------------------------------------


An investment in Northern Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Shares of Northern Funds are distributed by Northern Funds Distributors, LLC, an independent third party.

ABBREVIATIONS AND
OTHER INFORMATION

With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

Maturity dates represent the stated date on the security, the next interest reset date or next puttable dates for floating rate securities or the prerefunded date for these types of securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

AMBAC     American Municipal Bond
          Assurance Corp.

AMT       Alternative Minimum Tax

BAN       Bond Anticipation Note

BTP       Banker's Trust Partnership

Colld.    Collateralized

COP       Certificate of Participation

CP        Commercial Paper

CVP       Central Valley Project

FFCB      Federal Farm Credit Bank

FGIC      Financial Guaranty
          Insurance Corp.

FHA       Federal Housing Authority

FHLB      Federal Home Loan Bank

FHLMC     Freddie Mac

FMC       Fidelity Mortgage Corp.

FNMA      Fannie Mae

FRN       Floating Rate Note

FSA       Financial Security Assurance

G.O.      General Obligation

GNMA      Government National
          Mortgage Association

Gtd.      Guaranteed

HDA       Housing Development Authority

HFA       Housing Finance Authority

IDA       Industrial Development
          Authority

IDR       Industrial Development Revenue

LOC       Letter of Credit

MBIA      Municipal Bond Insurance
          Association

MBS       Mortgage Backed Securities

ML/SG     Merrill Soc Gen

MTN       Medium Term Note

P-Floats  Puttable Floating Rate Security

PCR       Pollution Control Revenue

PSF       Permanent School Fund

RAN       Revenue Anticipation Note

ROC       Reset Option Certificates

SFM       Single Family Mortgage

SLMA      SLM Holding Corp.

Soc Gen   Societe Generale

TAN       Tax Anticipation Notes

TOB       Tender Option Bond

TOC       Tender Option Certificate

TOCR      Tender Option Custodial Receipt

TRAN      Tax and Revenue
          Anticipation Note

TRB       Tax Revenue Bonds

VRDN      Variable Rate Demand Note


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  2
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
                                                  NORTHERN FUNDS Annual Report

-------------------------------------------------------------------------------
                             PORTFOLIO COMMENTARIES
-------------------------------------------------------------------------------

MONEY MARKET FUND

A defensive strategy was used last year as we anticipated another ease by the Federal Reserve. The Asian crisis seemed not to affect the U.S. markets as first thought it would. By the end of the year, things settled down and the domestic economy remained healthy. There were no significant changes in the composition of the Fund. The highest percentage of the Fund was invested in Tier One Commercial Paper where yields were the most attractive. By focusing on short- and long-maturities, the Fund kept to a barbell strategy trying to anticipate Federal Reserve moves. As we moved into December, short-term rates were higher and we began to experience year-end pressure. A barbell structure will be the investment strategy whenever there is a backup in the market. Issuers are selected keeping in mind credit quality as the first priority and then yield. Guidelines are strictly followed. The Fund continues to be one of quality investments.

In 1999 we will continue to monitor the Federal Reserve moves. At this point, there is a possibility that interest rates will rise in the beginning of the second half of the year. However, concerns about Y2K are expected to limit Fed action as the year draws to a close.

Mary Ann Flynn
Portfolio Manager



U.S. GOVERNMENT
MONEY MARKET FUND


U.S. GOVERNMENT SELECT
MONEY MARKET FUND

In 1998, the Funds adopted a barbell maturity structure focusing on the short- and long-term ends of the markets. This strategy afforded the Funds the ability to remain competitive in a lower interest rate environment, while adding yield and hedging against any move by the Federal Reserve. In the U.S. Government Money Market Fund, we have substantially increased our exposure to repurchase agreements both overnight and in the short-term markets. In the U.S. Government Select Money Market Fund, we invest principally in those government agencies which are exempt from state and local taxation. Looking ahead, we will maintain our emphasis on quality, liquidity and yield.

Brian Andersen
Portfolio Manager


MUNICIPAL MONEY MARKET FUND

The Fund performed well for the year, despite a tight supply of short-term municipal issues and notes. This limited availability hampered our efforts to extend the Fund's average maturity as far out as we would have liked, given the Federal Reserve Board's steady interest rate policy. At the end of fiscal 1999, the Fund's average maturity was slightly shorter than our peer group.

This is a very technical and cyclical market driven by supply and demand factors. As a result, we will closely watch the supply of short-term securities and the actions of the Federal Reserve. If interest rates remain stable, we currently plan to keep our average maturity longer than our peer group by adding Tier One Commercial Paper, where yields are presently most attractive, and other short-term tax-exempt securities.

Brad Snyder
Portfolio Manager



CALIFORNIA MUNICIPAL
MONEY MARKET FUND

The Fund outperformed its benchmark for fiscal 1999. However, the supply of short-term tax-exempt California securities was very limited, causing lower than normal yields.

During the year, we purchased more commercial paper than in years passed in order to lengthen the Fund's average maturity in light of the Federal Reserve Board's steady interest rate course. Looking ahead, we will closely monitor the actions of the Federal Reserve and evaluate supply factors in the market. If interest rates remain steady, we expect to keep our average maturity longer than our peer group.

Brad Snyder
Portfolio Manager

                                                                          -----
                                                                             3
                                                                          -----

                    MONEY MARKET FUNDS YIELD(1) COMPARISONS
                             AVERAGE MONTHLY RATES


                                                                                                                IBC'S
                                                                                                             MONEY FUND
                                                                                                             AVERAGE(TM)/
                                                                                                             CALIFORNIA
                                                                                                                STATE-
                                                     U.S. GOV'T.                                  CALIFORNIA   SPECIFIC
                     IBC'S    U.S. GOV'T    IBC'S     SELECT     IBC'S     MUNICIPAL     IBC'S    MUNICIPAL     STOCK
          MONEY    MONEY FUND   MONEY    MONEY FUND    MONEY   MONEY FUND    MONEY     MONEY FUND   MONEY      BROKER &
          MARKET  AVERAGE(TM)/  MARKET  AVERAGE(TM)/  MARKET  AVERAGE(TM)/   MARKET   AVERAGE(TM)/  MARKET     GENERAL
          FUND    ALL TAXABLE    FUND    GOVERNMENT    FUND    GOVERNMENT     FUND   ALL TAX-FREE    FUND      PURPOSE
-----------------------------------------------------------------------------------------------------------------------
1999
-----------------------------------------------------------------------------------------------------------------------
March      4.50%     4.35%      4.46%      4.17%       4.39%      4.17%       2.43%      2.44%       2.36%      2.30%
-----------------------------------------------------------------------------------------------------------------------
February   4.59%     4.36%      4.48%      4.16%       4.41%      4.16%       2.21%      2.16%       1.96%      2.03%
-----------------------------------------------------------------------------------------------------------------------
January    4.74%     4.46%      4.54%      4.21%       4.48%      4.21%       2.89%      2.56%       2.60%      2.42%
-----------------------------------------------------------------------------------------------------------------------
1998
-----------------------------------------------------------------------------------------------------------------------
December   4.77%     4.54%      4.57%      4.28%       4.50%      4.28%       2.93%      2.74%       2.67%      2.61%
-----------------------------------------------------------------------------------------------------------------------
November   4.85%     4.60%      4.63%      4.35%       4.62%      4.35%       2.79%      2.69%       2.61%      2.55%
-----------------------------------------------------------------------------------------------------------------------
October    4.96%     4.74%      4.81%      4.49%       4.75%      4.49%       2.95%      2.78%       2.76%      2.63%
-----------------------------------------------------------------------------------------------------------------------
September  5.10%     4.99%      5.06%      4.81%       4.98%      4.81%       3.09%      2.93%       2.78%      2.78%
-----------------------------------------------------------------------------------------------------------------------
August     5.13%     5.01%      5.09%      4.84%       4.99%      4.84%       2.98%      2.79%       2.55%      2.62%
-----------------------------------------------------------------------------------------------------------------------
July       5.13%     5.01%      5.09%      4.84%       5.01%      4.84%       2.99%      3.04%       2.70%      2.92%
-----------------------------------------------------------------------------------------------------------------------
June       5.13%     5.01%      5.09%      4.84%       4.98%      4.84%       3.14%      3.04%       2.94%      2.92%
-----------------------------------------------------------------------------------------------------------------------
May        5.12%     5.00%      5.08%      4.82%       4.99%      4.82%       3.36%      3.23%       3.27%      3.13%
-----------------------------------------------------------------------------------------------------------------------
April      5.12%     5.02%      5.08%      4.85%       5.02%      4.85%       3.40%      3.23%       3.29%      3.13%
----------------------------------------------------------------------------------------------------------------------


                       MONEY MARKET FUNDS 7-DAY YIELDS(1)
                            PERIOD ENDED MAY 14, 1999

                                   U.S. GOVERNMENT   U.S. GOVERNMENT SELECT       MUNICIPAL       CALIFORNIA MUNICIPAL
            MONEY MARKET FUND     MONEY MARKET FUND    MONEY MARKET FUND     MONEY MARKET FUND     MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------

Current          4.47%                 4.35%                 4.28%                 2.98%                 2.86%
----------------------------------------------------------------------------------------------------------------------
Effective        4.57%                 4.45%                 4.37%                 3.02%                 2.90%
----------------------------------------------------------------------------------------------------------------------


(1) Yield calculations reflect fee waivers in effect, represent past performance and will fluctuate. In the absence of fee waivers, current 7-day yields for the Money Market, U.S. Government Money Market, U.S. Government Select Money Market, Municipal Money Market and California Municipal Money Market Funds would have been 4.42%, 4.28%, 4.19%, 2.92% and 2.83%, respectively. An investment in any one of the money market funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

     We compare our Funds to the IBC's Money Fund Averages(TM) which are composites of professionally managed money market investments with similar investment objectives.

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 4
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


                                                 NORTHERN FUNDS Annual Report


STATEMENTS OF ASSETS AND LIABILITIES MARCH 31, 1999

MONEY MARKET FUNDS

                                                                                        U.S.
                                                                            U.S.       GOV'T.                   CALIFORNIA
                                                                           GOV'T.      SELECT       MUNICIPAL    MUNICIPAL
                                                              MONEY         MONEY       MONEY         MONEY        MONEY
                                                             MARKET        MARKET      MARKET        MARKET       MARKET
AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA                   FUND          FUND        FUND          FUND         FUND
-------------------------------------------               ----------     --------     --------   ----------      --------
ASSETS:
   Investments, at amortized cost                         $4,527,125     $460,094     $420,117   $2,321,774      $357,366
   Repurchase agreements, at cost which
     approximates market value                               335,214       48,564            -            -             -
   Cash                                                          556            1           18       20,500            11
   Income receivable                                          15,743          761          802       14,887         3,130
   Receivable for fund shares sold                            32,480        4,565          951       34,071        17,357
   Receivable for securities sold                             45,736            -            -        2,675           100
   Receivable from Adviser                                        31            6            6           17             3
   Prepaid and other assets                                      113           27           21           68            12
---------------------------------------------------------------------------------------------------------------------------
         Total Assets                                      4,956,998      514,018      421,915    2,393,992       377,979
---------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
   Dividends payable                                          18,322        1,818        1,653        4,769           691
   Payable for fund shares redeemed                           18,894        4,120        3,632            -        14,150
   Payable for securities purchased                           32,480       38,089            -        4,600             -
   Accrued administration fees                                   390           47           34          200            26
   Accrued investment advisory fees                              317           32           28          151            23
   Accrued transfer agent fees                                    79            8            7           38             6
   Accrued custody and accounting fees                            30            7            9           25             6
   Accrued registration fees and other liabilities               388           31           25          179            27
---------------------------------------------------------------------------------------------------------------------------
         Total Liabilities                                    70,900       44,152        5,388        9,962        14,929
---------------------------------------------------------------------------------------------------------------------------
   Net Assets                                             $4,886,098     $469,866     $416,527   $2,384,030      $363,050
===========================================================================================================================

ANALYSIS OF NET ASSETS:
   Capital stock                                          $4,885,938     $469,826     $416,503   $2,383,595      $362,999
   Accumulated undistributed net investment income               124           33           21          207            20
   Accumulated undistributed net realized gains                   36            7            3          228            31
---------------------------------------------------------------------------------------------------------------------------
   Net Assets                                             $4,886,098     $469,866     $416,527   $2,384,030      $363,050
===========================================================================================================================

SHARES OUTSTANDING ($.0001 PAR VALUE, UNLIMITED
  AUTHORIZATION)                                           4,886,058      469,858      416,523    2,383,732       363,018

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE  $     1.00     $   1.00     $   1.00   $     1.00      $   1.00
---------------------------------------------------------------------------------------------------------------------------



See Notes to the Financial Statements.
                                                                         ------
                                                                             5
                                                                         ------

STATEMENTS OF OPERATIONS YEAR ENDED MARCH 31, 1999

MONEY MARKET FUNDS

                                                                                        U.S.
                                                                           U.S.        GOV'T.                   CALIFORNIA
                                                                          GOV'T.       SELECT     MUNICIPAL      MUNICIPAL
                                                            MONEY         MONEY        MONEY        MONEY          MONEY
                                                           MARKET         MARKET       MARKET       MARKET         MARKET
AMOUNTS IN THOUSANDS                                        FUND          FUND         FUND         FUND           FUND
--------------------------------------------------------  --------       -------      -------      -------        -------
INVESTMENT INCOME:
   Interest income                                        $209,486       $23,237      $19,138      $70,479        $8,826
-------------------------------------------------------------------------------------------------------------------------

EXPENSES:
   Investment advisory fees                                 23,024         2,596        2,176       12,244         1,637
   Administration fees                                       5,756           649          544        3,061           409
   Transfer agent fees                                       3,837           433          363        2,041           273
   Custody and accounting fees                                 844           137          111          479           100
   Registration fees                                           458            37           53          146            10
   Professional fees                                            82            25           24           53            22
   Trustees' fees and expenses                                  64            10            9           37             7
   Amortization of organization costs                           27            10            6           31             6
   Other                                                       192            55           19          115            18
-------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                           34,284         3,952        3,305       18,207         2,482
      Less voluntary waivers of:
         Investment advisory fees                           (7,674)         (865)        (725)      (4,081)         (546)
         Administration fees                                (3,308)         (355)        (318)      (1,721)         (232)
      Less reimbursement of expenses by Adviser             (2,196)         (353)        (268)      (1,181)         (203)
-------------------------------------------------------------------------------------------------------------------------
      Net Expenses                                          21,106         2,379        1,994       11,224         1,501
-------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                      188,380        20,858       17,144       59,255         7,325
-------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAINS:
   Investments                                                  33             3            3          228            32
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $188,413       $20,861      $17,147      $59,483        $7,357
=========================================================================================================================


See Notes to the Financial Statements.


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 6
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


                                                   NORTHERN FUNDS Annual Report

STATEMENTS OF CHANGES IN NET ASSETS

Money Market Funds

                                                                                                  U.S. GOVERNMENT
                                                              MONEY MARKET                          MONEY MARKET
                                                                  FUND                                  FUND
                                                  -----------------------------------     --------------------------------
                                                       YEAR                 YEAR              YEAR               YEAR
                                                       ENDED                ENDED             ENDED              ENDED
                                                      MAR. 31,             MAR. 31,          MAR. 31,           MAR. 31,
AMOUNTS IN THOUSANDS                                    1999                 1998              1999               1998
-----------------------------------------------   --------------         ------------     -------------      -------------
OPERATIONS:
   Net investment income                          $      188,380         $    123,232     $      20,858      $      17,384
   Net realized gains on investments                          33                    3                 3                  4
---------------------------------------------------------------------------------------------------------------------------
      Net Increase in Net Assets Resulting
         from Operations                                 188,413              123,235            20,861             17,388
---------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Shares sold                                        14,249,027           11,527,035         2,260,589          1,747,441
   Shares from reinvestment of dividends                  31,770               15,289             4,881              3,063
   Shares redeemed                                   (12,690,762)          (9,853,484)       (2,212,649)        (1,647,725)
---------------------------------------------------------------------------------------------------------------------------
      Net Increase in Net Assets Resulting
         from Capital Share Transactions               1,590,035            1,688,840            52,821            102,779
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
   From net investment income                           (188,380)            (123,232)          (20,858)           (17,384)
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                           1,590,068            1,688,843            52,824            102,783

NET ASSETS:
   Beginning of year                                   3,296,030            1,607,187           417,042            314,259
---------------------------------------------------------------------------------------------------------------------------
   End of year                                    $    4,886,098         $  3,296,030     $     469,866      $     417,042
===========================================================================================================================
ACCUMULATED UNDISTRIBUTED
   NET INVESTMENT INCOME                          $          124         $        101     $          33      $          27
===========================================================================================================================


See Notes to the Financial Statements.


                                                                          -----
                                                                             7
                                                                          -----

MONEY MARKET FUNDS

                                            U.S. GOVERNMENT                                          CALIFORNIA
                                                 SELECT                     MUNICIPAL                 MUNICIPAL
                                              MONEY MARKET                MONEY MARKET               MONEY MARKET
                                                  FUND                        FUND                        FUND
                                       -------------------------   --------------------------   ---------------------------
                                           YEAR        YEAR           YEAR          YEAR           YEAR         YEAR
                                          ENDED        ENDED          ENDED         ENDED          ENDED        ENDED
                                        MAR. 31,      MAR. 31,       MAR. 31,      MAR. 31,       MAR. 31,     MAR. 31,
AMOUNTS IN THOUSANDS                      1999          1998          1999           1998          1999          1998
-------------------------------------  -------------------------   --------------------------   ---------------------------
OPERATIONS:
   Net investment income               $    17,144  $     11,165   $     59,255  $     48,537   $     7,325  $       6,740
   Net realized gains (losses) on
     investments                                 3             1            228           255            32             (1)
---------------------------------------------------------------------------------------------------------------------------

      Net Increase in Net Assets
         Resulting from Operations          17,147        11,166         59,483        48,792         7,357          6,739
---------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
   Shares sold                           1,670,254     1,006,456      9,069,717     7,708,423     1,609,467      1,249,341
   Shares from reinvestment
     of dividends                            5,089         3,723          9,443         5,789         1,945          1,007
   Shares redeemed                      (1,565,244)     (871,883)    (8,509,555)   (7,320,165)   (1,473,237)    (1,226,493)
---------------------------------------------------------------------------------------------------------------------------
      Net Increase in Net Assets
         Resulting from Capital
         Share Transactions                110,099       138,296        569,605       394,047       138,175         23,855
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
   From net investment income              (17,144)      (11,165)       (59,255)      (48,537)       (7,325)        (6,740)
   From net realized gains                       -             -           (146)            -             -              -
---------------------------------------------------------------------------------------------------------------------------

         Total Distributions Paid          (17,144)      (11,165)       (59,401)      (48,537)       (7,325)        (6,740)
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS               110,102       138,297        569,687       394,302       138,207         23,854
NET ASSETS:
   Beginning of year                       306,425       168,128      1,814,343     1,420,041       224,843        200,989
---------------------------------------------------------------------------------------------------------------------------
   End of year                         $   416,527  $    306,425   $  2,384,030  $  1,814,343   $   363,050  $     224,843
===========================================================================================================================
ACCUMULATED UNDISTRIBUTED
   NET INVESTMENT INCOME               $        21  $         14   $        207  $        180   $        20  $          13
===========================================================================================================================



See Notes to the Financial Statements.


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 8
------

                                                   NORTHERN FUNDS Annual Report


FINANCIAL HIGHLIGHTS

MONEY MARKET FUNDS

                                                                  MONEY MARKET
                                                                      FUND
                                         ----------------------------------------------------------------
                                            YEAR         YEAR         YEAR         YEAR          YEAR
                                           ENDED        ENDED         ENDED        ENDED         ENDED
                                          MAR. 31,     MAR. 31,      MAR. 31,     MAR. 31,      MAR. 31,
                                            1999         1998          1997        1996         1995(1)
-------------------------------------    ----------------------------------------------------------------
SELECTED PER SHARE DATA
Net Asset Value, Beginning of Year       $     1.00   $     1.00    $     1.00   $     1.00    $     1.00

Income from Investment Operations:
   Net investment income                       0.05         0.05          0.05         0.05          0.04
---------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment income                 (0.05)       (0.05)        (0.05)       (0.05)        (0.04)
---------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF YEAR             $     1.00   $     1.00    $     1.00   $     1.00    $     1.00
=========================================================================================================

TOTAL RETURN(2)                                5.04%        5.31%         5.05%        5.57%       4.55%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, in thousands, end
     of year                             $4,886,098   $3,296,030    $1,607,187   $1,061,813    $  894,279
   Ratio to average net assets of(3):
      Expenses, net of waivers and
         reimbursements                        0.55%        0.55%         0.55%        0.49%         0.45%
      Expenses, before waivers and
         reimbursements                        0.89%        0.90%         0.90%        0.91%         0.96%
      Net investment income, net of
         waivers and reimbursements            4.91%        5.19%         4.94%        5.42%         4.94%
      Net investment income, before
         waivers and reimbursements            4.57%        4.84%         4.59%        5.00%         4.43%
---------------------------------------------------------------------------------------------------------





(1) For the period April 11, 1994 (commencement of operations) through March 31, 1995.
(2) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(3)  Annualized for periods less than a full year.


See Notes to the Financial Statements.



                                                                         ------
                                                                             9
                                                                         ------

MONEY MARKET FUNDS


                                                                            U.S. GOVERNMENT
                                                                             MONEY MARKET
                                                                                  FUND
                                                 --------------------------------------------------------------------
                                                   YEAR            YEAR           YEAR           YEAR          YEAR
                                                   ENDED           ENDED         ENDED           ENDED        ENDED
                                                 MAR. 31,        MAR. 31,       MAR. 31,       MAR. 31,      MAR. 31,
                                                   1999            1998           1997           1996        1995(1)
------------------------------------------       --------------------------------------------------------------------
SELECTED PER SHARE DATA
Net Asset Value, Beginning of Year               $   1.00        $   1.00       $   1.00       $   1.00      $   1.00

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                             0.05            0.05           0.05           0.05          0.04
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment income                       (0.05)          (0.05)         (0.05)         (0.05)        (0.04)
---------------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Year                     $   1.00        $   1.00       $   1.00       $   1.00      $   1.00
=====================================================================================================================

TOTAL RETURN(3)                                      4.94%           5.22%          4.93%          5.46%         4.47%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, in thousands, end of year         $469,866        $417,042       $314,259       $207,105      $227,543
   Ratio to average net assets of(4):
      Expenses, net of waivers and
         reimbursements                              0.55%           0.55%          0.55%          0.49%         0.45%
      Expenses, before waivers and
         reimbursements                              0.91%           0.93%          0.96%          0.94%         1.01%
      Net investment income, net of
         waivers and reimbursements                  4.82%           5.10%          4.82%          5.33%         4.93%
      Net investment income, before
         waivers and reimbursements                  4.46%           4.72%          4.41%          4.88%         4.37%
---------------------------------------------------------------------------------------------------------------------





(1) For the period April 11, 1994 (commencement of operations) through March 31, 1995.
(2) For the period December 12, 1994 (commencement of operations) through March 31, 1995.
(3) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(4)  Annualized for periods less than a full year.





See Notes to the Financial Statements.


------
 10
------

                                                  NORTHERN FUNDS Annual Report





                        U.S. GOVERNMENT
                            SELECT                                                       MUNICIPAL
                         MONEY MARKET                                                   MONEY MARKET
                            FUND                                                           FUND
---------------------------------------------------------      ------------------------------------------------------------
    YEAR        YEAR        YEAR        YEAR       YEAR           YEAR        YEAR         YEAR         YEAR        YEAR
   ENDED       ENDED       ENDED       ENDED       ENDED          ENDED       ENDED        ENDED        ENDED       ENDED
  MAR. 31,    MAR. 31,    MAR. 31,    MAR. 31,    MAR. 31,      MAR. 31,     MAR. 31,     MAR. 31,     MAR. 31,    MAR. 31,
    1999        1998        1997        1996      1995(2)         1999         1998         1997         1996      1995(1)
---------------------------------------------------------      ------------------------------------------------------------
  $   1.00    $   1.00    $   1.00    $  1.00     $  1.00      $     1.00   $     1.00   $     1.00   $     1.00   $   1.00


      0.05        0.05        0.05       0.05        0.02            0.03         0.03         0.03         0.03       0.03
---------------------------------------------------------------------------------------------------------------------------


     (0.05)      (0.05)      (0.05)     (0.05)      (0.02)          (0.03)       (0.03)       (0.03)       (0.03)     (0.03)
---------------------------------------------------------------------------------------------------------------------------

  $   1.00    $   1.00    $   1.00    $  1.00     $  1.00      $     1.00   $     1.00   $     1.00   $     1.00   $   1.00
---------------------------------------------------------------------------------------------------------------------------

      4.87%       5.24%       5.07%      5.55%       1.75%           2.98%        3.27%        3.14%        3.54%      2.90%


  $416,527    $306,425    $168,128    $85,400     $82,162      $2,384,030   $1,814,343   $1,420,041   $1,102,789   $927,747


      0.55%       0.46%       0.40%      0.33%       0.30%           0.55%        0.55%        0.55%        0.49%      0.45%

      0.91%       0.93%       0.97%      1.00%       1.32%           0.89%        0.89%        0.90%        0.91%      0.95%

      4.73%       5.13%       4.95%      5.43%       5.84%           2.90%        3.20%        3.08%        3.46%      3.10%

      4.37%       4.66%       4.38%      4.76%       4.82%           2.56%        2.86%        2.73%        3.04%      2.60%
---------------------------------------------------------------------------------------------------------------------------


                                                                          -----
                                                                            11
                                                                          -----

MONEY MARKET FUNDS

                                                                  CALIFORNIA
                                                                   MUNICIPAL
                                                                  MONEY MARKET
                                                                      FUND
                                          ------------------------------------------------------------
                                           YEAR          YEAR         YEAR         YEAR         YEAR
                                           ENDED        ENDED        ENDED        ENDED        ENDED
                                          MAR. 31,     MAR. 31,     MAR. 31,     MAR. 31,     MAR. 31,
                                            1999         1998         1997         1996        1995(1)
--------------------------------------    ------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF YEAR        $   1.00     $   1.00     $   1.00     $   1.00     $   1.00

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                      0.03         0.03         0.03         0.04         0.01
------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment income                (0.03)       (0.03)       (0.03)       (0.04)       (0.01)
------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF YEAR              $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
======================================================================================================
TOTAL RETURN(2)                               2.75%        3.20%        3.19%        3.63%        1.27%

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, in thousands, end of year  $363,050     $224,843     $200,989     $165,087     $161,316
   Ratio to average net assets of(3):
      Expenses, net of waivers and
         reimbursements                       0.55%        0.49%        0.45%        0.39%        0.35%
      Expenses, before waivers and
         reimbursements                       0.91%        0.94%        0.94%        0.94%        1.07%
      Net investment income, net of
         waivers and reimbursements           2.68%        3.14%        3.13%        3.55%        3.78%
      Net investment income, before
         waivers and reimbursements           2.32%        2.69%        2.64%        3.00%        3.06%
------------------------------------------------------------------------------------------------------



(1) For the period November 29, 1994 (commencement of operations) through March 31, 1995.
(2) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(3)  Annualized for periods less than a full year.




See Notes to the Financial Statements.


-----
12
-----

                                                    NORTHERN FUNDS Annual Report

SCHEDULES OF INVESTMENTS MARCH 31, 1999

MONEY MARKET FUND

PRINCIPAL                                                         PRINCIPAL
AMOUNT                                                   VALUE     AMOUNT                                               VALUE
(000S)                                                   (000S)    (000S)                                               (000S)
------------------------------------------------------------------------------------------------------------------------------------
               CERTIFICATES OF DEPOSIT - 7.4%                                    AUTO MANUFACTURERS - 5.7% (CONT'D.)
                                                                                 Ford Motor Credit Ltd., Canada
               Domestic Certificates of Deposit - 1.2%               $24,000       5.01%, 6/7/99                           $ 23,782
   $40,000     Bankers Trust Co.,                                     50,000       5.00%, 6/15/99                            49,493
                 5.75%, 7/1/99                           $ 39,996                General Motors Acceptance Corp.
    20,000     Huntington National Bank, Columbus,                    10,000       5.04%, 5/17/99                             9,934
                 5.01%, 2/8/00                             19,998     10,000       5.04%, 5/19/99                             9,937
                                                         --------     15,000       5.11%, 6/8/99                             14,859
                                                           59,994     14,000       5.08%, 6/10/99                            13,865
                                                         --------     10,000       5.01%, 6/16/99                             9,897
                                                                      12,000       4.95%, 7/21/99                            11,821
               FOREIGN CERTIFICATES OF DEPOSIT - 6.2%                 20,000       4.99%, 8/17/99                            19,625
    50,000     Bank of Nova Scotia, New York Branch,                             Syndicated Loan Funding Trust(1)
               5.20%, 2/25/00                              49,983     50,000       5.09%, 4/15/99                            50,000
    25,000     Banque Nationale de Paris, Chicago                     35,000       5.19%, 4/15/99                            35,000
               Branch, 5.23%, 2/25/00                      24,993                                                          --------
    20,000     Banque Nationale de Paris, New York                                                                          277,770
               Branch, 5.80%, 4/23/99                      19,999                                                          --------
    12,500     Banque Nationale de Paris, San Francisco
               Branch, 4.95%, 12/14/99                     12,499                BANKS - 1.4%
    21,000     Canadian Imperial Bank of Commerce,                    14,000     KeyCorp, Inc.,
               New York Branch, 5.85%, 4/28/99             20,999                5.04%, 6/18/99                              13,851
    50,000     Commerzbank, New York Branch,                                     Morgan (J.P.) & Co., Inc.
                 5.08%, 2/8/00                             49,990      10,000      4.86%, 5/20/99                             9,935
    50,000     Royal Bank of Canada, New York                           6,110      5.01%, 6/11/99                             6,051
               Branch, 5.25%, 2/28/00                      49,983      40,000      4.87%, 7/26/99                            39,388
               Societe Generale, New York Branch                                                                           --------
    20,000       5.81%, 4/19/99                            19,999                                                            69,225
    35,000       5.26%, 2/28/00                            34,988                                                          --------
    19,500     Swiss Bank,
                 5.01%, 5/7/99                             19,512                BEVERAGES - 2.0%
                                                         --------                Coca Cola Enterprises
                                                          302,945
                                                         --------      60,950      5.14%, 4/13/99                            60,847
                                                                        2,800      4.93%, 4/27/99                             2,790
               Total Certificates of Deposit                           13,000      4.91%, 5/6/99                             12,939
               (cost $362,939)                            362,939      16,000      4.92%, 5/13/99                            15,909
                                                         --------       1,998      4.93%, 5/14/99                             1,986
                                                                        3,500      4.94%, 7/13/99                             3,451
               COMMERCIAL PAPER - 59.2%                                                                                    --------
                                                                                                                             97,922
               AGRICULTURE - 0.2%                                                                                          --------
    10,000     Cargill, Inc.,
                 4.92%, 4/23/99                             9,970                COLLATERALIZED LOAN OBLIGATIONS - 0.7%
                                                         --------      15,000    Centric Capital Corp.,
                                                                                 4.88%, 4/8/99                               14,986
               AUTO MANUFACTURERS - 5.7%                               20,000    Triangle Funding, MBS,
     4,600     AESOP Funding Corp.,                                              5.07%, 10/15/99(1)                          20,000
                 4.92%, 4/9/99                              4,595                                                          --------
    25,000     Chrysler Financial Corp.,                                                                                     34,986
                 5.03%, 4/12/99                            24,962                                                          --------


                                                                                 ELECTRICAL SERVICES -  0.1%
                                                                        6,224    CSW Credit, Inc.,
                                                                                 4.90%, 4/28/99                               6,201
                                                                                                                           --------

See Notes to the Financial Statements.

                                                                           -----
                                                                             13
                                                                           -----

SCHEDULES OF INVESTMENTS MARCH 31, 1999

MONEY MARKET FUND (CONTINUED)

PRINCIPAL                                                         PRINCIPAL
AMOUNT                                                   VALUE     AMOUNT                                               VALUE
(000S)                                                   (000S)    (000S)                                               (000S)
------------------------------------------------------------------------------------------------------------------------------------

               ELECTRONICS & OTHER ELECTRICAL                                    MACHINES & COMPUTER EQUIPMENT - 0.4%
               COMPONENTS - 5.4%                                     $22,000     BTR Finance, Inc.,
   $48,000     Johnson Controls, Inc.,                                             5.00%, 8/20/99                          $ 21,580
                 5.20%, 4/1/99                           $ 48,000                                                          --------
       526     GE Engine Receivables 1995-1 Trust,
                 4.93%, 4/7/99                                526                MANUFACTURING INDUSTRIES - 0.9%
               General Electric Capital Corp.                                    HANSON FINANCE (U.K.) PLC
   100,000       5.08%, 4/1/99                            100,000      7,900       4.94%, 4/14/99                             7,886
    40,000       5.05%, 5/11/99                            39,780     38,000       4.98%, 4/16/99                            37,922
    74,000       5.02%, 6/16/99                            73,236                                                          --------
                                                         --------                                                            45,808
                                                          261,542                                                          --------
                                                         --------
               FOOD - 0.2%
    10,000     Diageo PLC,                                                       MULTI-SELLER CONDUITS - 7.3%
                 4.94%, 6/15/99                            10,035     25,000     Apreco, Inc.,
                                                         --------                  4.92%, 4/27/99                            24,912
                                                                      23,500     Asset Securitization Cooperative,
               FOREIGN DEPOSITORY INSTITUTIONS - 6.0%                              5.17%, 4/15/99                            23,454
    35,000     Bank of Scotland,                                                 Barton Capital Corp.
                 4.99%, 6/3/99                             34,702      1,365       4.93%, 5/6/99                              1,359
    50,000     Central Hispano N.A. Capital,                          15,000       4.95%, 8/4/99                             14,748
                 5.00%, 6/11/99                            49,519                Concord Minutemen Capital Co.
    35,000     Credit Communal de Belgique,                           47,847       4.90%, 4/9/99                             47,795
                 4.87%, 7/21/99                            34,487     25,000       5.00%, 8/20/99                            24,522
    20,000     Nordbanken N.A., Inc.,                                 75,000     Edison Asset Securitization,
                 4.97%, 9/30/99                            19,510                  5.24%, 4/12/99                            74,882
    45,000     San Paolo U.S. Financial Co.,                          25,000     International Securitization Corp.,
                 4.98%, 6/4/99                             44,611                  5.14%, 4/26/99                            24,913
               Spintab AB/Swedmortgage                                           Kitty Hawk Funding Corp.
    28,200       5.05%, 6/8/99                             27,938      9,429       4.93%, 6/3/99                              9,348
    60,000       5.00%, 9/16/99                            58,636     37,500       4.93%, 6/8/99                             37,154
    22,000     Swedbank, Inc.,                                        10,000     Ness LLC,
                 4.96%, 7/8/99                             21,708                  4.96%, 6/24/99                             9,886
                                                         --------      8,500     Pooled Account Receivables Corp.,
                                                          291,111                  4.90%, 4/13/99                             8,486
                                                         --------     14,500     Silver Tower U.S. Funding,
                                                                                   5.15%, 5/18/99                            14,405
                                                                      36,668     Variable Funding Capital Corp.,
               INSURANCE - 3.9%                                                    5.15%, 4/1/99                             36,668
               Aetna Service Co.                                       1,421     Windmill Funding Corp.,
    32,500       4.97%, 4/23/99                            32,402                  4.93%, 5/5/99                              1,414
    17,500       4.98%, 4/28/99                            17,435                                                          --------
    22,400     Commoloco, Inc.,                                                                                             353,946
                 5.00%, 9/3/99                             21,935                                                          --------
    52,000     SAFECO Corp.,
                 5.13%, 4/13/99                            51,913                NON-DEPOSITORY CREDIT INSTITUTIONS - 3.1%
               SAFECO Credit Corp.                                    35,000     Countrywide Home Loans,
    25,000       5.19%, 4/13/99                            24,958                  4.93%, 4/13/99                            34,943
    20,000       4.89%, 4/27/99                            19,930      5,600     FBA Properties, Inc.,
    22,500       5.13%, 5/19/99                            22,349                  4.99%, 4/15/99                             5,589
                                                         --------
                                                          190,922
                                                         --------



See Notes to the Financial Statements.

-----
14
-----

                                                    NORTHERN FUNDS Annual Report
SCHEDULES OF INVESTMENTS MARCH 31, 1999

MONEY MARKET FUND (CONTINUED)

PRINCIPAL                                                         PRINCIPAL
AMOUNT                                                   VALUE     AMOUNT                                               VALUE
(000S)                                                   (000S)    (000S)                                               (000S)
------------------------------------------------------------------------------------------------------------------------------------

               NON-DEPOSITORY CREDIT INSTITUTIONS - 3.1%(CONT'D.)                SECURITIES ARBITRAGE - 8.6% (CONT'D.)
               Finova Capital Corp.                                   $62,500    Grayhawk Funding,
   $ 3,000       4.95%, 4/20/99                          $ 2,992                   4.90%, 5/26/99                           $62,036
    15,000       4.92%, 4/30/99                           14,941       37,000    Intrepid Funding,
    50,000       4.94%, 5/21/99                           49,663                   5.13%, 6/3/99                             36,675
    10,000       4.91%, 5/28/99                            9,924       11,500    Intrepid Funding, Grand Cayman,
    12,500       4.92%, 6/4/99                            12,392                   5.00%, 4/22/99                            11,467
    10,000       4.98%, 7/9/99                             9,856                 K2 USA LLC
    10,000       4.98%, 7/16/99                            9,865        3,800      4.89%, 4/15/99                             3,793
                                                       ---------        5,000      4.99%, 7/15/99                             4,929
                                                         150,165        9,500      5.02%, 9/17/99                             9,282
                                                       ---------       10,000      4.99%, 10/15/99                            9,734
                                                                       50,000    MPF Ltd.,
                                                                                   4.96%, 6/28/99                            49,401
               NON-DEPOSITORY PERSONAL CREDIT                                    SALTS (III) Cayman Islands Corp.
               INSTITUTIONS - 6.6%                                     26,000      5.50%, 6/12/99                            26,000
    14,000     Associates Corp. of North America,                      10,000      5.44%, 6/18/99                            10,000
               Canada, 5.28%, 4/6/99                      13,990       25,000      5.32%, 7/23/99                            25,000
               Heller Financial Corp.                                                                                     ---------
    20,000       4.99%, 6/24/99                           19,770                                                            418,458
    24,000       5.01%, 6/28/99                           23,710                                                          ---------
               Household Finance Corp., Canada
    25,000       4.94%, 4/22/99                           24,929                 SINGLE-SELLER CONDUITS - 2.9%
    10,000       4.95%, 5/26/99                            9,926                 Atlantis One Funding Corp.
               Sigma Finance                                           22,692      4.94%, 6/16/99                            22,458
     5,000       4.90%, 5/17/99                            4,969       33,500      4.97%, 8/24/99                            32,843
    51,100       4.91%, 5/18/99                           50,776       57,000      4.97%, 8/25/99                            55,874
    37,750       4.90%, 8/4/99                            37,123       30,138    CPI Funding,
    10,500       4.92%, 8/6/99                            10,322                 5.06%, 4/26/99                              30,035
    23,000       4.95%, 8/6/99                            22,608                                                          ---------
    44,750       4.99%, 8/19/99                           43,902                                                            141,210
    50,000       4.99%, 8/20/99                           49,046                                                          ---------
    12,000       4.99%, 9/27/99                           11,710                 TELEPHONE - 3.8%
                                                       ---------       10,000    Cincinnati Bell, Inc.,
                                                         322,781                   4.96%, 4/5/99                              9,995
                                                       ---------                 GTE Corp.
                                                                       14,000      4.93%, 4/1/99                             14,000
               SECURITIES ARBITRAGE - 8.6%                             45,500      4.93%, 4/8/99                             44,922
               ABC FUNDING                                              5,000      4.93%, 4/9/99                              4,995
    22,200       4.90%, 5/4/99                            22,103       25,000      4.93%, 4/19/99                            24,930
     5,100       4.97%, 8/11/99                            5,009       21,500      4.92%, 4/20/99                            21,979
    21,000       4.98%, 8/16/99                           20,610       16,000      4.92%, 4/23/99                            15,961
    22,000       4.98%, 9/22/99                           21,483       20,100      4.93%, 4/27/99                            20,029
     5,150       5.00%, 9/22/99                            5,029       10,500      4.92%, 4/28/99                            10,461
    37,500     Centauri Corp.,                                         17,000      4.92%, 4/30/99                            16,933
                 5.01%, 9/13/99                           36,661                                                          ---------
    11,790     Conduit Asset Backed Security,                                                                               184,205
                 4.96%, 6/22/99                           11,658                                                          ---------
               Giro Funding Corp.                                                Total Commercial Paper
    35,000       4.89%, 4/5/99                            34,981                 (cost $2,887,837)                        2,887,837
    12,654       4.92%, 4/28/99                           12,607                                                          ---------



                                                                           -----
                                                                              15
                                                                           -----

SCHEDULES OF INVESTMENTS MARCH 31, 1999

MONEY MARKET FUND (CONTINUED)

PRINCIPAL                                                         PRINCIPAL
AMOUNT                                                   VALUE     AMOUNT                                               VALUE
(000S)                                                   (000S)    (000S)                                               (000S)
------------------------------------------------------------------------------------------------------------------------------------
               CORPORATE BONDS - 6.8%                                           EURODOLLAR TIME DEPOSITS - 9.2% (CONT'D.)

   $ 2,000   Abbey National PLC MTN,                                  $112,000  Credit Suisse First Boston, Grand Cayman,
               5.02%, 7/27/99                            $ 2,004                  5.125%, 4/1/99                           $112,000
     1,000   American Express Centurion Bank FRN,                      130,000  Firstar Bank, Grand Cayman,
               5.04%, 4/12/99                              1,000                  5.19%, 4/1/99                             130,000
    50,000   Associates First Capital Corp. FRN,                                                                          ---------
               5.00%, 4/5/99                              50,000
    25,000   Bear Stearns Cos., Inc., FRN,                                      Total Eurodollar Time Deposits
               5.26%, 4/6/99                              25,001                  (cost $452,000)                           452,000
    10,000   Beneficial Corp. FRN,                                                                                        ---------
               5.07%, 6/23/99                             10,001
     5,000   Chrysler Financial Corp.,                                          INSURANCE FUNDING
               6.28%, 6/22/99                              5,012                AGREEMENTS - 3.4%
    57,500   CIT Group, Inc. FRN,
               4.83%, 4/1/99                              57,461       50,000   General American Life Insurance Co.,
    25,000   Countrywide Home Loan FRN,                                           5.14%, 4/23/99                             50,000
               4.98%, 5/4/99                              24,996       20,000   Integrity Life Insurance Co.,
             General Motors Acceptance Corp. FRN                                  5.28%, 4/7/99                              20,000
    12,500     4.90%, 6/11/99                             12,498       50,000   Life Insurance Co. of Virginia,
     2,150     5.03%, 12/9/99                              2,149                  5.01%, 4/1/99                              50,000
    40,000   Heller Financial Corp. FRN,                                        Transamerica Life Insurance & Annuity Co.
               5.57%, 11/15/99                            40,048       20,000     4.96%, 4/7/99                              20,000
    12,000   Household Finance Corp. FRN,                              25,000     5.05%, 4/7/99                              25,000
               5.16%, 4/14/99                             12,000                                                          ---------
     9,000   Hydro-Quebec Corp., Quebec, Canada,
               5.76%, 4/1/99                               9,000                Total Insurance Funding Agreements
    25,000   Liberty Light U.S. Capital Medium                                  (cost $165,000)                             165,000
             Term FRN, 5.04%, 4/8/99(1)                   24,987                                                          ---------
    30,000   Penney (J.C.) & Co., Inc.,
               5.06%, 4/23/99                             29,909                MUNICIPAL INVESTMENTS - 6.7%
    25,000   Transamerica Financial Corp. FRN,
             Series E, 5.22%, 4/22/99                     25,000         3,000    1800 Harrison Foundation VRDN,
       750   USL Capital Corp. Medium Term FRN,                                   Series 99-A, 5.00%, 4/7/99(1)               3,000
             Series D, 5.14%, 4/19/99                        750         4,000    ADE Investments LLC VRDN, Series A
                                                       ---------                  (First of America LOC),
                                                                                    4.92%, 4/1/99                             4,000
             Total Corporate Bonds                                      17,000    Alaska Housing Finance Corp.,
             (cost $331,816)                             331,816                    4.96%, 6/11/99                           16,836
                                                       ---------         4,900    Courtyards of Mackinaw LLC FRN, Series A
                                                                                  (First of America LOC),
             EURODOLLAR TIME DEPOSITS - 9.2%                                        4.88%, 4/1/99                             4,900
                                                                         5,000    Elsmere, Kentucky Mubea, Inc.,
    135,000  Bank Austria Aktiengesellschaft, Vienna,                               4.95%, 4/7/99                             5,000
               5.50%, 4/1/99                             135,000        13,800    Flint, Michigan, Hospital Building
     75,000  Branch Bank & Trust Co., Grand Cayman,                               Authority Revenue Refunding VRDN,
               5.19%, 4/1/99                              75,000                  Series A, Hurley Medical (NBD Bank LOC),
                                                                                    5.62%, 4/7/99                            13,800
                                                                        11,400    Healthcare Network Properties,
                                                                                    4.89%, 4/7/99                            11,400
                                                                        15,020    Integris Health, Inc.,
                                                                                    5.69%, 4/7/99                            15,020




See Notes to the Financial Statements.


-----
16
-----

                                                   NORTHERN FUNDS Annual Report
SCHEDULES OF INVESTMENTS MARCH 31, 1999

MONEY MARKET FUND(CONTINUED)

PRINCIPAL                                                         PRINCIPAL
AMOUNT                                                   VALUE     AMOUNT                                               VALUE
(000s)                                                   (000s)    (000s)                                               (000s)
------------------------------------------------------------------------------------------------------------------------------------
               MUNICIPAL INVESTMENTS - 6.7% (CONT'D.)                            REPURCHASE AGREEMENT - 6.8%
    $17,100    Johnson City Medical Center FRN
               (MBIA Insured), 4.93%, 4/7/99             $17,100     $335,214    Lehman Brothers, Inc., dated 3/31/99,
      3,085    KBL Capital Fund, Inc. Loan Program FRN,                          repurchase price $335,250 (Colld. by
               Series 98-B (First of America LOC),                               U.S. Government Securities),
                 4.92%, 4/7/99(1)                          3,085                 5.15%, 4/1/99
     30,000    Los Angeles County, California,                                   (cost $335,214)                         $335,214
               Pension Obligation Floating Rate TOCR,                                                                 -----------
               Series A (AMBAC Insured), 4.99%, 4/7/99    30,000
      4,500    Malone College Project,                                           Total Investments - 99.5%
                 4.94%, 4/7/99                             4,500                 (cost $4,862,339)                      4,862,339
               Municipal Electric Authority of Georgia
               BAN
      8,431      5.17%, 4/9/99                             8,431                 Other Assets less Liabilities - 0.5%      23,759
      1,000      4.90%, 6/24/99                            1,000                                                      -----------
     12,500    New Jersey Economic Development                                   NET ASSETS - 100.0%                   $4,886,098
               Authority Revenue Refunding Bonds,                                                                     ===========
               Series B, MSNBC/CNBC
               (Chase Manhattan Bank LOC),
                 5.64%, 4/1/99                           12,500
     18,600    Physicians Plus Medical Group VRDN,
               Series 1996 (M&I Bank LOC),
                 5.00%, 4/1/99                           18,600        (1)  Securities exempt from registration under Rule 144A of
      5,300    Schreiber Industrial Park-North Co.,                         the Securities Act of 1933. These securities may be
               Virginia, 4.95%, 4/7/99                    5,300             resold in transactions exempt from registration,
      9,360    Seattle, Washington, G.O. VRDN,                              normally to qualified institutional buyers. At March
               Series C (Credit Communal de Belgique                        31, 1999, the value of those securities amounted to
               LOC), 4.90%, 4/7/99                        9,360             approximately $176,073,000 or 3.6% of net assets.
      9,690    Stanislaus County, California,
               Pension Obligation Revenue Refunding
               Bonds (MBIA Insured), 5.07%, 4/1/99        9,690
     10,045    Texas State Veterans Housing Fund II G.O.
               Bonds, 5.07%, 4/1/99                      10,045
     75,000    United Health Care Corp.,
                 5.65%, 12/1/99(1)                       75,001
               Virginia State HDA Mortgage
               Revenue Bonds
      9,265      4.95%, 4/1/99                            9,265
     12,745      5.07%, 4/1/99                           12,745
     23,855      4.99%, 4/7/99                           23,855
      3,100    Waukesha, Wisconsin, Health System, Inc.
               VRDN, 5.00%, 4/7/99                        3,100
                                                    -----------
               Total Municipal Investments
               (cost $327,533)                         $327,533
                                                    -----------

See Notes to the Financial Statements.


                                                                           -----
                                                                              17
                                                                           -----

SCHEDULES OF INVESTMENTS MARCH 31, 1999

U.S. GOVERNMENT MONEY MARKET FUND

PRINCIPAL                                                         PRINCIPAL
AMOUNT                                                   VALUE     AMOUNT                                               VALUE
(000s)                                                   (000s)    (000s)                                               (000s)
------------------------------------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCIES - 97.9%                                 FREDDIE MAC - 51.6% (CONT'D.)
                                                                      $15,000     4.75%, 5/20/99                            $14,903
               FANNIE MAE - 24.9%                                      25,000     4.78%, 5/25/99                             24,821
               FNMA Bond,                                              25,000     4.76%, 6/11/99                             24,765
   $ 4,000       5.49%, 8/3/99                           $ 3,999       10,000     4.81%, 3/2/00                               9,551
               FNMA Discount MBS                                                                                         ----------
    28,558       4.80%, 7/1/99                            28,211                                                            242,281
    10,000       4.83%, 7/1/99                             9,878                                                         ----------
               FNMA Discount Notes                                              OVERSEAS PRIVATE INVESTMENT CORP. - 3.8%
    14,000       4.91%, 4/20/99                           13,964       18,000   Floating Rate Notes, 5.00%, 4/7/99           18,000
    22,000       4.88%, 4/29/99                           21,917                                                         ----------
    25,000       4.80%, 5/13/99                           24,860
    14,500       4.72%, 8/10/99                           14,251                Total U.S. Government Agencies
                                                      ----------                (cost $460,094)                             460,094
                                                         117,080                                                         ----------
                                                      ----------

             FEDERAL AGRICULTURE MORTGAGE CORP. - 6.4%                          REPURCHASE AGREEMENTS - 10.4%
    30,285   Farmer Mac Discount Note,
             4.80%, 4/20/99                               30,208       20,000   ABN-AMRO, dated 3/31/99, repurchase
                                                      ----------                price $28,568 (Colld. by U.S. Government
                                                                                Securities), 5.15%, 4/1/99                   20,000
             FEDERAL HOME LOAN BANK - 11.2%                            28,564   Lehman Brothers, Inc., dated 3/31/99,
             FHLB Bonds                                                         repurchase price $20,003 (Colld. by U.S.
     4,000     5.61%, 4/8/99                               4,000                Government Securities), 5.07%, 4/1/99        28,564
     8,000     5.63%, 5/5/99                               7,999                                                         ----------
     4,000     5.53%, 6/10/99                              3,999
     8,000     5.54%, 7/13/99                              7,999                Total Repurchase Agreements
     4,000     5.54%, 7/15/99                              3,999                (cost $48,564)                               48,564
     5,000     5.16%, 3/22/00                              5,000                                                         ----------
             FHLB Discount Notes
    10,000     4.75%, 5/19/99                              9,937                Total Investments - 108.3%
    10,000     4.80%, 2/1/00                               9,592                (cost $508,658)                             508,658
                                                      ----------
                                                          52,525
                                                      ----------                Liabilities less Other Assets - (8.3)%     (38,792)
                                                                                                                         ----------

             FREDDIE MAC - 51.6%                                                NET ASSETS - 100.0%                        $469,866
             FHLMC BOND,                                                                                                 ==========
     4,000   5.54%, 8/13/99                                3,999
             FHLMC Discount Notes
    10,320     4.90%, 4/5/99                              10,315
    27,000     4.92%, 4/5/99                              26,985
    20,000     4.88%, 4/9/99                              19,978
    13,000     4.89%, 4/9/99                              12,986
    23,447     4.91%, 4/9/99                              23,421
     5,225     4.78%, 4/12/99                              5,217
    23,144     4.76%, 4/14/99                             23,104
    20,000     4.76%, 4/22/99                             19,945
    22,400     4.85%, 5/7/99                              22,291

See Notes to the Financial Statements.

-----
18
-----

                                                   NORTHERN FUNDS Annual Report

SCHEDULES OF INVESTMENTS MARCH 31, 1999

U.S. GOVERNMENT SELECT MONEY MARKET FUND

PRINCIPAL
AMOUNT                                                   VALUE
(000s)                                                   (000s)
--------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCIES - 100.9%

              Federal Farm Credit Bank - 5.0%
              FFCB Discount Notes
   $20,000      4.60%, 5/3/99                            $19,997
       925      5.60%, 5/3/99                                925
                                                       ---------
                                                          20,922
                                                       ---------

              FEDERAL HOME LOAN BANK - 95.9%
              FHLB Bonds
     6,000      5.61%, 4/8/99                              6,000
     9,000      5.63%, 5/5/99                              8,999
     6,000      5.53%, 6/10/99                             5,998
     6,000      5.54%, 7/15/99                             5,999
    25,000      5.16%, 3/8/00                             24,991
              FHLB Discount Notes
    67,910      4.80%, 4/1/99                             67,910
    10,000      4.74%, 4/7/99                              9,992
    11,398      4.76%, 4/7/99                             11,389
    25,000      4.75%, 4/9/99                             24,974
     6,979      4.76%, 4/9/99                              6,972
    15,000      4.75%, 5/12/99                            14,919
    23,300      4.82%, 5/12/99                            23,172
    10,000      4.75%, 5/14/99                             9,943
    50,000      4.74%, 5/19/99                            49,684
    25,000      4.74%, 5/21/99                            24,835
     8,000      4.75%, 5/21/99                             7,947
    11,756      4.75%, 6/2/99                             11,660
    10,000      4.81%, 6/2/99                              9,917
    23,000      4.78%, 6/30/99                            22,725
    27,000      4.67%, 7/2/99                             26,678
    25,000      4.79%, 9/1/99                             24,491
                                                       ---------
                                                         399,195
                                                       ---------

              Total U.S. Government Agencies
              (cost $420,117)                            420,117
                                                       ---------

              TOTAL INVESTMENTS - 100.9%
              (cost $420,117)                            420,117

              Liabilities less Other Assets - (0.9)%      (3,590)
                                                       ---------

              NET ASSETS - 100.0%                       $416,527
                                                       =========

See Notes to the Financial Statements.
                                                                          -----
                                                                             19
                                                                          -----

SCHEDULES OF INVESTMENTS MARCH 31, 1999

MUNICIPAL MONEY MARKET FUND

PRINCIPAL                                                         PRINCIPAL
AMOUNT                                                   VALUE     AMOUNT                                               VALUE
(000s)                                                   (000s)    (000s)                                               (000s)
-----------------------------------------------------------------------------------------------------------------------------------
               MUNICIPAL INVESTMENTS - 96.6%                                      ARIZONA - 1.2% (CONT'D.)
                                                                        $1,250    Apache County IDR VRDN (AMT),
               ALABAMA - 0.6%                                                     Imperial Components, Inc. Project (Harris
     $1,800    Ashland City Industrial Development                                Trust & Savings Bank LOC),
               Board IDR VRDN (AMT), Russell Corp.                                3.15%, 4/7/99                              $1,250
               Project (SunTrust Banks LOC),                             7,800    Cochise County PCR VRDN Solid Waste
               3.20%, 4/7/99                              $1,800                  Disposal, Series A (AMT), Arizona Electric
      2,575    Columbia City Industrial Development                               Power Project, 2.90%, 9/1/99                7,800
               Board IDR VRDN (AMT), Russell Corp.                       7,980    Maricopa County PCR Refunding VRDN,
               Project (SunTrust Banks LOC),                                      Series F, Arizona Public Services Co.
               3.20%, 4/7/99                               2,575                  (BankAmerica Corp., LOC),
      2,575    Geneva County Industrial Development                               3.05%, 4/1/99                               7,980
               Board IDR VRDN (AMT), Russell Corp.                       7,000    Salt River Agricultural Project Bonds,
               Project (SunTrust Banks LOC),                                      2.95%, 5/13/99                              7,000
               3.20%, 4/7/99                               2,575         1,860    Tempe G.O. Bond, Series A,
        700    Greenville City IDR VRDN,                                          5.50%, 7/1/99                               1,872
               Allied-Signal Project (FMC Corp. Gtd.),                                                                    ---------
               3.10%, 4/7/99                                 700                                                             28,412
      3,100    McIntosh City Industrial Development                                                                       ---------
               Board Environmental Improvement Revenue                            ARKANSAS - 0.5%
               Refunding Bond, Series E (AMT), Ciba                      6,045    Arkansas State Development Financing
               Specialty Chemical Corp.,                                          Authority Home Mortgage Revenue Bond,
               3.35%, 4/1/99                               3,100                  Series PT-257 (AMT), 3.10%, 1/13/00         6,045
      2,400    Selma City IDR VRDN, Series A,                            3,250    Lowell City IDR VRDN (AMT), Little Rock
               Meadowcraft, Inc. Project (NationsBank                             Newspapers, Inc. Project (Bank of New
               LOC), 3.15%, 4/7/99                         2,400                  York LOC), 3.10%, 4/7/99                    3,250
      1,000    Stevenson Industrial Development Board                    2,050    West Memphis City IDR VRDN (AMT),
               Environmental Improvement Revenue Bond                             Proform Co. LLC Project (First Bank LOC),
               (AMT), Mead Corp. Project (Soc Gen LOC),                           3.25%, 4/7/99                               2,050
               3.15%, 4/1/99                               1,000                                                          ---------
                                                       ---------                                                             11,345
                                                          14,150                                                          ---------
                                                       ---------
                                                                                  CALIFORNIA - 0.5%
               ALASKA - 0.6%                                                      California State G.O. Bond (FGIC Insured)
      7,730    ALASKA HOUSING FINANCE CORP.,                               800      Series 5027C, 2.91%, 4/7/99                 800
               Series PT-37, Merrill P-Floats (Banque                      200      Series CR-52, 2.91%, 4/7/99                 200
               Nationale de Paris LOC), 2.95%, 4/1/99      7,730        11,200    Irvine Ranch County Consolidated Water
      7,000    Valdez Marine Terminal Revenue Refunding                           Districts 2, 102, 103, 106, 203 & 206
               VRDN, Series A, Arco Transportation Project,                       VRDN, Series B (Morgan Guaranty Trust
               2.80%, 5/14/99                              7,000                  LOC), 3.00%, 4/1/99                        11,200
                                                       ---------                                                          ---------
                                                          14,730                                                             12,200
                                                       ---------                                                          ---------

               ARIZONA - 1.2%                                                     COLORADO - 1.3%
      2,500    Arizona School District TAN Financing                     7,038    Arapahoe County Capital Improvements
               Program COP, Series B,                                             TOB, Series E BTP-255, Project E-470,
               4.20%, 7/30/99                              2,510                  3.20%, 4/7/99                               7,038
                                                                         4,000    Colorado HFA VRDN (AMT), Metal Sales
                                                                                  Manufacturing Corp. Project (Firstar Bank
                                                                                  LOC), 3.20%, 4/7/99                         4,000


See Notes to the Financial Statements.
-----
20
-----

                                                    NORTHERN FUNDS Annual Report
SCHEDULES OF INVESTMENTS MARCH 31, 1999

MUNICIPAL MONEY MARKET FUND (CONTINUED)

PRINCIPAL                                                         PRINCIPAL
AMOUNT                                                   VALUE     AMOUNT                                               VALUE
(000s)                                                   (000s)    (000s)                                               (000s)
------------------------------------------------------------------------------------------------------------------------------------
               COLORADO - 1.3% (CONT'D.)                                          FLORIDA - 3.3% (CONT'D.)
   $ 9,900     Colorado HFA SFM VRDN, Series C-1                      $ 6,595     Florida State Board of Education Capital
               (AMT), 3.16%, 4/7/99                        9,900                  Outlay TOB VRDN, Series B, BTP-233,
     8,555     Colorado Student Obligation Bond                                   3.25%, 4/7/99                               6,595
               Authority, Series A, 3.15%, 4/7/99          8,555       16,900     Florida State Board of Education VRDN,
     2,000     Pitkin County IDR, Series B (AMT),                                 Series 1993E, Eagle Trust,
               Aspen Skiing Project (Bank One                                     3.11%, 4/7/99                               6,900
               LOC), 3.25%, 4/1/99                         2,000        4,400     Florida State Housing Financing Agency,
                                                       ---------                  Series 2 (AMT) (MBIA Insured), 3.15%,
                                                          31,493                  4/7/99                                      4,400
                                                       ---------        7,145     Hillsborough County School Board COP,
                                                                                  Weekly Option Period, Series 4,
               DELAWARE - 0.2%                                                    3.21%, 4/7/99                               7,145
     3,200     Delaware State Economic Development                      4,800     Jacksonville PCR Refunding Bonds,
               Authority IDR VRDN, Series 1998 (AMT),                             Series 19, Florida Power & Light Project,
               C&C Family L.P. (PNC Bank LOC),                                    2.95%, 6/10/99                              4,800
               3.25%, 4/7/99                               3,200        2,000     Ocean Highway & Port Authority Revenue
     1,325     Delaware State Economic Development                                Bonds (AMT) (ABN-AMRO LOC),
               Authority PCR VRDN, Allied-Signal Corp.                            2.95%, 4/7/99                               2,000
               Project (FMC Gtd.), 3.10%, 4/7/99           1,325        4,480     Orange County HFA, Series 1987-A,
                                                       ---------                  Citicorp Eagle Trust, 3.11%, 4/7/99         4,480
                                                           4,525        5,010     Sunshine State Government Financing
                                                       ---------                  Authority Revenue Notes, Series A,
               DISTRICT OF COLUMBIA - 2.1%                                        Government Finance Program,
               District of Columbia Metropolitan Airport                          3.20%, 6/11/99                              5,010
               Authority Revenue TOB                                   16,990     Sunshine State Government Financing
     6,675     Series BTP-311 (AMT),                                              Commission Revenue VRDN
                 3.20%, 4/7/99                             6,675                  (AMBAC Insured), 2.80%, 6/11/99            16,990
     6,745     Series BTP-312 (AMT),                                                                                      ---------
                 3.20%, 4/7/99                             6,745                                                             78,445
    29,500     District of Columbia Metropolitan Airport                                                                  ---------
               Authority, Passenger Facility Flexible
               Term Note (AMT) (NationsBank LOC),                                 GEORGIA - 3.1%
               2.80%, 5/14/99                             29,500         8,400    Atlanta City Metropolitan Rapid Transit
     6,000     District of Columbia Revenue Bonds,                                Authority Sales Tax Revenue VRDN, Series A,
               Lowell School, Inc. Project (First Union                           Municipal Trust Certificates, Class A
               National Bank LOC), 3.10%, 4/7/99           6,000                  (MBIA Insured), 3.21%, 4/7/99               8,400
                                                       ---------         3,600    Bartow County Development Authority
                                                          48,920                  PCR Bonds, Series 2 (AMT), Georgia Power
                                                       ---------                  Co. Bowen Project, 3.35%, 4/1/99            3,600
                                                                         8,600    Burke County Development Authority
               FLORIDA - 3.3%                                                     PCR (AMT), Georgia Power Co. Vogtle
     4,000     ABN-AMRO MuniTops (ABN-AMRO LOC),                                  Project, 3.15%, 4/1/99                      8,600
               Florida Board of Education Capital Outlay                 3,000    Clayton County Housing Authority
               Revenue Bonds, 3.14%, 4/7/99                4,000                  Revenue VRDN (AMT), Williamsburg South
     2,000     Dade County IDA Revenue VRDN (AMT),                                Apartments Project (PNC Bank LOC),
               Fine Art Lamps Project, (SunTrust                                  3.20%, 4/7/99                               3,000
               Banks LOC), 2.85%, 4/7/99                   2,000         5,300    Clayton County IDR VRDN (AMT),
     4,125     Duval County HFA Mortgage Revenue                                  Blue Circle Aggregates, Inc. Project
               VRDN, Series 3A (AMT), Clipper Trust                               (Denmark Danske Bank LOC),
               Certificate, 3.21%, 4/7/99                  4,125                  3.10%, 4/7/99                               5,300



See Notes to the Financial Statements.

                                                                           -----
                                                                              21
                                                                           -----

SCHEDULES OF INVESTMENTS MARCH 31, 1999

MUNICIPAL MONEY MARKET FUND (CONTINUED)

PRINCIPAL                                                         PRINCIPAL
AMOUNT                                                   VALUE     AMOUNT                                               VALUE
(000s)                                                   (000s)    (000s)                                               (000s)
------------------------------------------------------------------------------------------------------------------------------------
               GEORGIA - 3.1% (CONT'D.)                                            ILLINOIS - 10.9%
   $  5,200    DeKalb County Housing Authority                           $3,500    Arlington Heights IDR VRDN, Series 1997
               Revenue VRDN, Series 1995 (AMT), Cedar                              (AMT), 3E Graphics and Printing Project
               Creek Apartment Project (General Electric                           (Harris Trust & Savings Bank LOC),
               Capital Corp. LOC), 3.20%, 4/7/99          $5,200                   3.15%, 4/7/99                              $3,500
      4,600    Fulton County Development Authority                        9,580    Aurora City Rental Housing Revenue Bonds,
               IDR (AMT), Geiger International, Inc.                               Series PA-328, Fox Valley Project (Merrill
               Project (NationsBank LOC),                                          Lynch Gtd.), 3.12%, 4/7/99                  9,580
               3.10%, 4/7/99                               4,600          7,000    Bolingbrook Multi-Family Housing
     10,000    Fulton County G.O. Bonds, Series 9,                                 Redevelopment Revenue Refunding VRDN,
               Citicorp Eagle Trust, 3.10%, 8/2/99        10,000                   Amberton, Series A (LaSalle National Bank
               Georgia HFA Conventional Mortgage TOB,                              LOC), 3.10%, 4/7/99                         7,000
               Mortgage License (AMT) (FHA Insured)                      14,000    Chicago City G.O. Bonds,
      2,260      Series C, 3.20%, 6/1/99                   2,260                   Citicorp Eagle Trust (FSA Insured),
      1,115      Series D, 3.20%, 6/1/99                   1,115                   2.85%, 10/28/99                            14,000
      6,745    Georgia State G.O. Tender Option COP,                      2,655    Chicago City IDR, Series B (AMT),
               Series BPT-210, 3.20%, 4/7/99               6,745                   Guernsey Bel, Inc. Project (LaSalle National
      1,800    Gwinett County IDR, Series 1998 (AMT),                              Bank LOC), 3.15%, 4/7/99                    2,655
               Network Publications, Inc. (NationsBank                    9,495    Chicago City Public Building Commission,
               LOC), 3.10%, 4/7/99                         1,800                   Series A PA-155, P-Floats (MBIA Insured),
      4,150    Henry County Development Authority                                  3.10%, 10/21/99                             9,495
               Revenue Bonds, Series 1997 (AMT), Atlas                    3,885    Chicago City Sales TRB, Weekly Option
               Roofing Corp. Project (SunTrust Banks                               Period, Series PCR-8, 3.16%, 4/7/99         3,885
               LOC), 3.20%, 4/7/99                         4,150         10,000    Chicago City VRDN Certificates, Series M,
      1,750    Richmond County Board of Education                                  3.70%, 8/4/99                              10,000
               G.O. Bond (State Aid Withholding),                                  Chicago Midway Airport Revenue VRDN,
               4.00%, 9/1/99                               1,754                   Second Lien (AMT) (MBIA Insured)
      5,000    Savannah City Economic Development                         9,300      Series A, 3.20%, 4/1/99                   9,300
               Authority Revenue VRDN, Series 1997                       13,300      Series B, 3.20%, 4/1/99                  13,300
               (AMT), Kaolin Terminals Project                            5,500    Chicago Midway Airport Revenue VRDN,
               (NationsBank LOC), 3.10%, 4/7/99            5,000                   Series 1995 (AMT), American Trans Air, Inc.
      2,000    Whitfield County IDA Revenue VRDN,                                  Project (NBD Bank LOC), 3.15%, 4/7/99       5,500
               Series 1998 (AMT), H&S Whitting, Inc.                      2,400    Chicago O'Hare International Airport
               Project (NationsBank LOC),                                          Revenue VRDN, Series A (AMT)
               3.10%, 4/7/99                               2,000                   (Bayerische Landesbank LOC),
                                                      ----------                   3.10%, 4/7/99                               2,400
                                                          73,524          4,150    Crestwood IDR Bond, GMG Warehouse LLC
                                                      ----------                   Project (LaSalle National Bank LOC),
                                                                                   3.09%, 4/7/99                               4,150
               HAWAII - 0.6%                                              1,730    Des Plaines City IDR VRDN, Series 1996
      5,000    Hawaii State Department of Budget &                                 (AMT), Finzer Roller, Inc. Project (Harris
               Finance, Series A (AMT), Hawaiian Electric                          Trust & Savings Bank LOC),
               Co. Project (MBIA Insured),                                         3.15%, 4/7/99                               1,730
               3.12%, 4/7/99                               5,000         12,400    Dupage County Water Commission Water
      9,965    Hawaii State HFA SFM P-Floats,                                      Revenue Bonds, Citicorp Eagle Trust,
               Series PT-1049, 3.12%, 4/7/99               9,965                   3.11%, 4/7/99                              12,400
                                                      ----------
                                                          14,965
                                                      ----------



See Notes to the Financial Statements.

-----
22
-----

                                                    NORTHERN FUNDS Annual Report
SCHEDULES OF INVESTMENTS MARCH 31, 1999

MUNICIPAL MONEY MARKET FUND (CONTINUED)

PRINCIPAL                                                         PRINCIPAL
AMOUNT                                                   VALUE     AMOUNT                                               VALUE
(000s)                                                   (000s)    (000s)                                               (000s)
------------------------------------------------------------------------------------------------------------------------------------
               ILLINOIS - 10.9% (CONT'D.)                                          ILLINOIS - 10.9% (CONT'D.)
     $3,550    Frankfort City IDR, Series 1996 (AMT),                    $5,000    Illinois Educational Facilities Authority
               Bimba Manufacturing Co. Project (Harris                             VRDN, University of Chicago,
               Trust & Savings Bank LOC),                                          3.11%, 4/7/99                              $5,000
               3.15%, 4/7/99                              $3,550          5,480    Illinois Housing Development Authority VRDN,
      4,625    Fulton County IDR VRDN, Series 1998 (AMT),                          Subseries A-2 (AMT), Homeowner Mortgage,
               Drives, Inc. Project (Harris Trust &                                3.10%, 1/20/00                              5,480
               Savings Bank LOC), 3.15%, 4/7/99            4,625          3,000    Illinois State Unlimited G.O. Bond,
        650    Illinois Development Financing Authority                            5.60%, 6/1/99                               3,010
               Economic Development Revenue VRDN,                        15,875    Illinois State ROC, Series 39,
               D.E. Akin Seed Project (Bank One LOC),                              3.16%, 4/7/99                              15,875
               3.20%, 4/7/99                                 650          7,500    Ladd Village IDR VRDN, Series 1996 (AMT),
      2,460    Illinois Development Financing Authority                            O'Neal Metals, Inc. Project (NationsBank
               IDR VRDN (AMT), Bimba Manufacturing                                 LOC), 3.15%, 4/7/99                         7,500
               Co. Project (Harris Trust & Savings Bank                  19,806    Metropolitan Pier & Exposition Authority
               LOC), 3.15%, 4/7/99                         2,460                   Dedicated State Tax Revenue TOC,
      4,100    Illinois Development Financing Authority                            Series BTP-230-A, 3.20%, 4/7/99            19,806
               VRDN, Series 1997 (AMT), Ciccone Food                      3,560    Metropolitan Pier & Exposition Authority
               Products Project (Harris Trust & Savings                            VRDN, Series 1996 A, McCormick Place Project
               Bank LOC), 3.15%, 4/7/99                    4,100                   (AMBAC Insured), 3.10%, 4/7/99              3,560
      2,265    Illinois Development Financing Authority                   1,575    Naperville G.O. Bonds, Series A,
               IDR VRDN, Series A (AMT), Randall                                   4.00%, 12/1/99                              1,584
               Metals Corp. Project (LaSalle National                     2,950    Niles Village IDR VRDN, Series 1996 (AMT),
               Bank LOC), 3.30%, 4/7/99                    2,265                   Lewis Spring & Manufacturing Co. Project
      4,600    Illinois Development Financing Authority                            (Harris Trust & Savings Bank LOC),
               IDR VRDN (AMT), Touhy LP Project (LaSalle                           3.15%, 4/7/99                               2,950
               National Bank LOC), 3.09%, 4/7/99           4,600          7,900    Palos Hills Multifamily Housing VRDN,
      5,950    Illinois Development Financing Authority                            Series 1998 (AMT), Green Oaks Project
               Revenue VRDN, Enterprise Office Project                             (LaSalle National Bank LOC),
               (Mid America Federal Savings LOC),                                  3.09%, 4/7/99                               7,900
               3.15%, 6/1/99                               5,950          2,700    Rockford City IDR, Series 1998 (AMT),
      5,500    Illinois Development Financing Authority                            Ring Can Corp. Project (SunTrust Banks
               Revenue VRDN (AMT), Flying Food Fare,                               LOC), 3.20%, 4/7/99                         2,700
               Inc. Project (BankAmerica Corp. LOC),                      2,250    Romeoville City IDR, Series 1997 (AMT),
               3.15%, 4/7/99                               5,500                   Metropolitan Industries, Inc. Project
      4,160    Illinois Development Financing Authority                            (Harris Trust & Savings Bank LOC),
               Revenue VRDN (AMT), Olive Can Co.                                   3.15%, 4/7/99                               2,250
               Project (LaSalle National Bank LOC),                       6,000    Savanna City IDR VRDN, Series 1994
               3.09%, 4/7/99                               4,160                   (AMT), Metform Corp. Project
      4,800    Illinois Educational Facilities Authority                           (Bank One LOC),
               VRDN, National College of Education                                 3.05%, 4/7/99                               6,000
               (Harris Trust & Savings Bank LOC),                         5,800    St. Clair County IDR VRDN (AMT), Stellar
               3.05%, 4/7/99                               4,800                   Manufacturing Project (NationsBank LOC),
                                                                                   3.15%, 4/7/99                               5,800




See Notes to the Financial Statements.

                                                                           -----
                                                                              23
                                                                           -----

SCHEDULES OF INVESTMENTS MARCH 31, 1999

MUNICIPAL MONEY MARKET FUND (CONTINUED)

PRINCIPAL                                                         PRINCIPAL
AMOUNT                                                   VALUE     AMOUNT                                               VALUE
(000s)                                                   (000s)    (000s)                                               (000s)
------------------------------------------------------------------------------------------------------------------------------------
               ILLINOIS - 10.9% (CONT'D.)                                          IOWA - 1.5% (CONT'D.)
     $9,100    Will County Multi-Family Housing                         $10,100    Iowa Financing Authority Waste Disposal
               Redevelopment Revenue Bonds, Woodlands                              Revenue VRDN, Series 1998 A (AMT),
               Crest Hill (LaSalle National Bank LOC),                             Cedar River Paper Co. Project (Union
               3.09%, 4/7/99                              $9,100                   Bank of Switzerland LOC),
      9,000    Will County Solid Waste Disposal Revenue                            3.35%, 4/1/99                             $10,100
               Bond (AMT), BASF Corp. Project,                                                                            ----------
               3.35%, 4/1/99                               9,000                                                              34,770
                                                      ----------                                                          ----------
                                                         259,070                   KANSAS - 1.4%
                                                      ----------          8,500    Douglas County G.O. Temporary Notes,
               INDIANA - 1.4%                                                      Series 3, 3.75%, 8/1/99                     8,501
      2,790    Anderson City Economic Development                         6,975    Kansas City Leavenworth & Lenexa
               VRDN, Series 1996 (AMT), Gateway Village                            Mortgage Revenue FRN, Series A-31,
               Project (FHLB LOC), 3.15%, 4/7/99           2,790                   3.15%, 4/7/99                               6,975
      1,500    Greencastle City IDR VRDN, Series 1996                     1,000    Olathe IDR VRDN Bond, Series A (AMT),
               (AMT), Crown Equipment Corp. Project                                Diamant Boart, Inc. Project (Deutsche
               (Mellon Bank LOC), 3.25%, 4/7/99            1,500                   Bank A.G. LOC), 3.15%, 4/7/99               1,000
      2,840    Hammond City Economic Development                         14,735    Wichita G.O. Temporary Notes, Series 198,
               VRDN, Series 1996 A (AMT), Annex at                                 3.50%, 8/26/99                             14,761
               Douglas Point Project (FHLB LOC),                          1,980    Wichita Water & Sewer Utilities Revenue
               3.15%, 4/7/99                               2,840                   Bonds, 6.50%, 10/1/99                       2,016
               Indiana Development Financing Authority                                                                    ----------
               IDR VRDN (AMT), Red Gold, Inc. Project                                                                         33,253
               (Harris Trust & Savings Bank LOC)                                                                          ----------
      4,600      Series 1994 A, 3.15%, 4/7/99              4,600
      2,900      Series 1994 B, 3.15%, 4/7/99              2,900                   KENTUCKY - 2.3%
     17,000    Indiana Transportation Authority Highway                   5,701    Carroll County Solid Waste Disposal
               Revenue Bonds, Citicorp Eagle Trust,                                Revenue VRDN (AMT), North American
               3.10%, 8/2/99                              17,000                   Stainless Project (Banco Bilbao Vizcaya
      2,000    Jasper County PCR, Series 1988-D,                                   LOC), 3.55%, 4/7/99                         5,701
               Northern Indiana Public Service Project,                   3,030    Clark County Industrial Building IDR
               2.95%, 6/9/99                               2,000                   VRDN, Series 1996 (AMT), Bluegrass Art
                                                      ----------                   Cast Project (Bank One LOC),
                                                          33,630                   3.20%, 4/7/99                               3,030
                                                      ----------                   Daviess County Waste Disposal Facilities
               IOWA - 1.5%                                                         IDR VRDN (AMT), Scott Paper Co.
      7,580    Cedar Rapids City G.O. Unlimited Bond,                              Project (Kimberly-Clark Corp. Gtd.)
               PA-251, 3.07%, 4/7/99                       7,580          9,400      Series 1993 A, 3.15%, 4/1/99              9,400
     12,590    Iowa Financing Authority SFM Program                       5,500      Series 1994 A, 3.15%, 4/1/99              5,500
               Bonds, Series B (AMT) (GNMA/FNMA                           8,535    Kentucky Economic Development Financing
               Insured), 2.96%, 2/23/00                   12,590                   Authority Hospital Facilities Revenue VRDN,
      4,500    Iowa Financing Authority Waste Disposal                             Series B, Baptist Healthcare,
               Revenue VRDN, Series 1997 A (AMT), Cedar                            3.05%, 4/7/99                               8,535
               River Paper Co. Project (Bank of Nova Scotia               6,000    Kentucky Housing Corp., Housing Revenue
               LOC), 3.35%, 4/1/99                         4,500                   Bonds, Series C (AMT), 3.20%, 12/31/99      6,000
                                                                         17,000    Louisville & Jefferson Counties VRDN,
                                                                                   Series A-1 (AMT), Regional Airport
                                                                                   Authority System (National City Bank of
                                                                                   Louisville LOC), 3.20%, 4/7/99             17,000
                                                                                                                          ----------
                                                                                                                              55,166
                                                                                                                          ----------

See Notes to the Financial Statements.
-----
24
-----

                                                    NORTHERN FUNDS Annual Report
SCHEDULES OF INVESTMENTS MARCH 31, 1999

MUNICIPAL MONEY MARKET FUND (CONTINUED)

PRINCIPAL                                                         PRINCIPAL
AMOUNT                                                   VALUE     AMOUNT                                               VALUE
(000s)                                                   (000s)    (000s)                                               (000s)
------------------------------------------------------------------------------------------------------------------------------------
               LOUISIANA - 1.0%                                                    MASSACHUSETTS - 2.1%
     $9,000    Ascension Parish County Revenue VRDN                     $ 9,000    Gloucester G.O. BAN,
               (AMT), BASF Corp. Project (BASF Corp.                               3.61%, 8/5/99                             $ 9,010
               Gtd.), 3.35%, 4/1/99                       $9,000          5,000    Massachusetts Bay Transportation
      4,600    Jefferson Parish Industrial Development                             Authority Revenue Bond, Series A,
               Board IDR (AMT), Sara Lee Corp. Project,                            7.00%, 3/1/00                               5,183
               3.20%, 4/1/99                               4,600         22,920    Massachusetts Bay Transportation
      6,900    Louisiana State G.O. Bonds, Series 1994                             Authority Revenue Floating Rate
               A, Citicorp Eagle Trust,                                            Certificates, Series 30 (BankAmerica Corp.
               3.11%, 4/7/99                               6,900                   LOC), 3.08%, 4/7/99                        22,920
      4,000    South Louisiana Port Commission Revenue                    1,655    Massachusetts State HFA VRDN, Series
               VRDN, Series 1997 (AMT), Holnam, Inc.                               1996-5A (AMT), Clipper Trust Certificate
               Project (ANB-AMRO LOC),                                             (AMBAC Insured), 3.21%, 4/7/99              1,655
               3.10%, 4/7/99                               4,000          2,200    Massachusetts State HFA VRDN, Series
                                                      ----------                   PA-132 (AMT), Harbor Point Project
                                                          24,500                   (AMBAC Insured), 3.05%, 4/7/99              2,200
                                                      ----------         10,000    Massachusetts State Water Resource
                                                                                   Authority TOC, Series BTP-297,
               MAINE - 0.8%                                                        3.20%, 4/7/99                              10,000
      2,000    Fort Fairfield County Revenue Bond (AMT),                                                                  ----------
               Atlantic Custom Processors (PNC Bank                                                                           50,968
               LOC), 3.25%, 4/7/99                         2,000                                                          ----------
      5,000    Maine Public Utilities Financing Bank
               Revenue VRDN, Series 1996 (AMT), Maine                              MICHIGAN - 4.5%
               Public Service Co. Project (Bank of New                   20,000    Detroit City School District State School
               York LOC), 3.10%, 4/7/99                    5,000                   Aid Notes, 4.50%, 7/1/99                   20,041
      1,960    Maine State G.O. Bond, 5.00%, 6/15/99       1,969         12,495    Michigan State Building Development
      9,995    Maine State Housing Authority Variable                              Authority Revenue COP, Series 81,
               Rate COP, Series B, 3.21%, 4/7/99           9,995                   Floating Rate Trust Certificates,
                                                      ----------                   3.08%, 4/7/99                              12,495
                                                          18,964         16,000    Michigan State HDA, Series B (AMT),
                                                      ----------                   3.00%, 12/1/99                             16,000
                                                                         11,535    Michigan State HDA TOC, Series BTP-197,
               MARYLAND - 0.5%                                                     3.30%, 4/7/99                              11,535
      2,100    Baltimore City Economic Development                       20,700    Michigan State Trunk Line Revenue FRN,
               VRDN, Series 1985, Mt. Washington                                   Series 21, 3.08%, 4/7/99                   20,700
               Pediatric Hospital, Inc. (Mellon Bank LOC),                9,000    Michigan Strategic Fund Limited
               3.35%, 4/7/99                               2,100                   Obligation Revenue VRDN (AMT),
      3,280    Cecil County Economic Development                                   Dow Chemical Co. Project, 3.20%, 4/1/99     9,000
               VRDN (AMT), Steel Techs, Inc. Facilities                   5,170    Michigan Strategic Fund Limited
               (PNC Bank LOC), 3.25%, 4/7/99               3,280                   Obligation Revenue VRDN (AMT), GT
          9    Maryland State Community Development                                USA LLC Project (Comerica Bank LOC),
               Administration Bonds, Series PT-12, Merrill                         3.20%, 4/7/99                               5,170
               P-Floats (Commerzbank A.G. LOC),                           2,160    Michigan Strategic Fund Limited Obligation
               3.01%, 4/1/99                                   9                   VRDN (AMT), Kruger Commodities, Inc. Project
      2,800    Maryland State Economic Development                                 (Harris Trust & Savings Bank LOC),
               Corp. VRDN (AMT), Unsite Design, Inc.                               3.15%, 4/7/99                               2,160
               (Mellon Bank LOC), 3.45%, 4/7/99            2,800
      3,000    Maryland State IDA VRDN, Townsend
               Culinary, Inc. Project (SunTrust Banks
               LOC), 3.20%, 4/7/99                         3,000
                                                      ----------
                                                          11,189
                                                      ----------


See Notes to the Financial Statements.

                                                                           -----
                                                                              25
                                                                           -----

SCHEDULES OF INVESTMENTS MARCH 31, 1999

PRINCIPAL                                                             PRINCIPAL
AMOUNT                                                  VALUE         AMOUNT                                                 VALUE
(000s)                                                 (000s)         (000s)                                                 (000s)
------------------------------------------------------------------------------------------------------------------------------------
          MICHIGAN - 4.5% (CONT'D.)                                            MISSOURI - 1.9% (CONT'D.)
  $3,000  Michigan Strategic Fund Limited                            $  1,600  Missouri Higher Education Loan Authority
          Obligation Revenue VRDN, Dirksen Screw                               VRDN, Series B (AMT) (MBIA Insured),
          Products Co. Project, 3.20%, 4/7/99          $ 3,000                 3.15%, 4/7/99                                $  1,600
     100  Michigan Strategic Fund Limited                               8,500  Missouri Higher Education Loan Authority
          Obligation Revenue VRDN, Reserve 1                                   VRDN, Series B (National Westminister
          (Barclays Bank PLC LOC), 3.30%, 4/1/99           100                 LOC), 3.10%, 4/7/99                             8,500
   6,500  Oakland County Economic Development                           5,220  Missouri Housing Development VRDN,
          Corp. Limited Obligation Revenue VRDN,                               Series A (AMT), Merrill
          Richard & Tool Die Corp. Project,                                    P-Floats PA-116, 3.23%, 4/7/99                  5,220
          3.20%, 4/7/99                                  6,500          8,000  St. Louis County IDA Multifamily Housing
                                                      --------                 Revenue VRDN (AMT), Whispering Lakes
                                                       106,701                 Apartment Project (Mercantile Bank of St.
                                                      --------                 Louis LOC), 3.15%, 4/7/99                       8,000
          MINNESOTA - 1.7%                                              6,500  St. Louis General Fund TRAN,
   8,100  Minnesota State HFA SFM Revenue Bonds,                               4.50%, 6/30/99                                  6,513
          Series 1998 F (AMT), 3.70%, 8/9/99             8,100                                                               -------
   3,060  Stearns County Housing & Redevelopment                                                                              44,212
          Authority VRDN (AMT), Cold Spring                                                                                  -------
          Granite Co. Project (First Bank LOC),                                MONTANA - 0.3%
          3.35%, 4/7/99                                  3,060                 Montana State Board of Housing
  29,500  University of Minnesota Revenue Bond,                                P-Floats
          Series A, 3.00%, 4/7/99                       29,500          3,460    Series PA-158, 3.12%, 4/7/99                  3,460
                                                       -------          2,880    Series PT-87, 3.12%, 4/7/99                   2,880
                                                        40,660                                                               -------
                                                       -------                                                                 6,340
          MISSISSIPPI - 0.8%                                                                                                 -------
   4,300  Jackson County PCR VRDN, Chevron                                     NEBRASKA - 0.1%
          U.S.A., Inc. Project, 3.10%, 4/1/99            4,300          1,800  Nebraska Investment Financing Authority
   9,325  Mississippi State G.O. Refunding                                     SFM Revenue FRN, Series
          Bonds, Series BTP-207, 3.20%, 4/7/99           9,325                 A3, 3.15%, 4/7/99                               1,800
   3,250  Mississippi State SFM Revenue Bonds,                                                                               -------
          Series G-CL5 (AMT), P-Floats PT-146,                                 NEVADA - 0.8%
          3.12%, 4/7/99                                  3,250         10,000  Clark County G.O. Bond, Series SGB 18,
   2,900  Perry County PCR, Leaf River Forest                                  Municipal Securities Trust Receipts
          Project (Wachovia Bank LOC),                                         (FSA Insured), 3.16%, 4/7/99                   10,000
          3.15%, 4/1/99                                  2,900          1,710  Clark County Public Safety G.O. Bonds,
                                                       -------                 4.00%, 2/1/00                                   1,723
                                                        19,775          6,830  Clark County School District G.O. VRDN,
                                                       -------                 Series A, Municipal Trust Certificates
                                                                               No. 23, 3.21%, 4/7/99                           6,830
          MISSOURI - 1.9%                                                                                                    -------
   2,000  Missouri State Development Financing                                                                                18,553
          Board Infrastructure Facilities IDR Bond,                                                                          -------
          Series A, Science City Union Station                                 NEW JERSEY - 0.4%
          (Canadian Imperial Bank of Commerce                          10,000  Jersey City G.O. Refunding Notes,
          LOC), 4.10%, 12/1/99                           2,013                 3.625%, 1/14/00                                10,032
  12,366  Missouri State Environmental                                                                                       -------
          Improvement & Energy Revenue
          Refunding VRDN, K C Power &
          Light Co. Project (Union Bank of
          Switzerland LOC), 3.05%, 6/8/99               12,366




See Notes to the Financial Statements.


-----
26
----

                                                    NORTHERN FUNDS Annual Report

SCHEDULES OF INVESTMENTS MARCH 31, 1999

MUNICIPAL MONEY MARKET FUND (CONTINUED)


PRINCIPAL                                                               PRINCIPAL
AMOUNT                                                        VALUE     AMOUNT                                              VALUE
(000s)                                                       (000s)     (000s)                                              (000s)
------------------------------------------------------------------------------------------------------------------------------------
            NEW MEXICO - 0.2%                                                      NORTH CAROLINA - 2.8%
$  5,140    New Mexico Mortgage Financing Authority                    $  2,400    Brunswick County IDA PCR VRDN, Series
            P-Floats, Series PT-196,                                               1996 (AMT), Armada Project (NationsBank
            3.75%, 5/13/99                                 $  5,140                LOC), 3.10%, 4/7/99                      $  2,400
                                                           --------       5,800    Capital Regional Airport Commission
            NEW YORK - 3.8%                                                        Passenger Facilities Charge Revenue VRDN
   5,400    Long Island Power Authority Electric                                   (AMT) (First Union National Bank of
            System Revenue VRDN, Series 5,                                         Charlotte LOC), 3.10%, 4/7/99               5,800
            3.15%, 4/1/99                                     5,400       7,300    Catawba County IDA PCR VRDN,
   3,000    Nassau County G.O. RAN,                                                Series 1996 (AMT), Hooker Furniture
            Series C, 4.00%, 4/13/99                          3,001                Corp. Project (NationsBank LOC),
   8,900    Nassau County TAN, Series C,                                           3.10%, 4/7/99                               7,300
            3.50%, 12/22/99                                   8,928       3,000    Columbus County Industrial Facilities &
   4,400    New York City G.O. VRDN, Series B                                      Financing Authority PCR VRDN (AMT),
            (FGIC Insured), 3.40%, 4/1/99                     4,400                Conflandey, Inc. Project (Banque
   6,000    New York City Municipal Water Finance                                  Nationale de Paris LOC), 3.15%, 4/7/99      3,000
            Authority Water & Sewer System Revenue                        2,400    Mecklenburg County Industrial
            Bonds, Series G (FGIC Insured),                                        Facilities & Financing Authority
            3.10%, 4/1/99                                     6,000                PCR VRDN (AMT), SteriGenics
  12,000    New York City RAN, Series A-78,                                        International Project (Comerica Bank
            2.90%, 4/13/99                                   12,000                LOC), 3.20%, 4/7/99                         2,400
  10,085    New York City Transitional Financing                          1,030    North Carolina HFA SFM Tender Option
            Authority Revenue Floating Rate                                        Revenue Bond (FHA Insured),
            Certificates, Series 27 (BankAmerica Corp.                             2.95%, 9/1/99                               1,030
            LOC), 3.08%, 4/7/99                              10,085       8,000    North Carolina Medical Care Community
            New York State Dormitory Authority,                                    Hospital Revenue Bond, Pooled
            Series A, Rockefeller University, Citicorp                             Equipment Financing Project
            Eagle Trust                                                            (MBIA Insured), 2.95%, 4/7/99               8,000
   6,100      No. 973201, 3.11%, 4/7/99                       6,100      20,000    North Carolina State P-Floats,
   5,000      No. 973202, 3.11%, 4/7/99                       5,000                Series PA-260, 3.07%, 4/7/99               20,000
   2,725    New York State Environmental Facilities                       3,600    North Carolina State Ports Authority
            Corp. PCR VRDN, Eagle Trust No. 94302,                                 VRDN, Series 1996 (AMT), Morehead City
            Weekly Option (FSA Insured),                                           Terminals, Inc. (NationsBank LOC),
            3.40%, 4/1/99                                     2,725                3.10%, 4/7/99                               3,600
  10,850    New York State Medical Care Facilities                        7,385    North Carolina State ROC, Series 48,
            Financing Agency Revenue Refunding                                     3.16%, 4/7/99                               7,385
            Bond, Series B, St. Lukes (FHA Insured),                      3,100    Persons County Industrial Facilities &
            7.45%, 2/15/00                                   11,442                Pollution Control Financing Authority
   9,595    New York State Urban Development Corp.                                 Revenue Refunding VRDN, Series A,
            Revenue, Series PA-429, P-Floats,                                      Carolina Power & Light Co.,
            3.05%, 4/7/99                                     9,595                3.10%, 4/7/99                               3,100
   6,000    Suffolk County TAN, Series I                                  2,420    Raleigh COP, Equipment Acquisition
            (WestDeutsche Landesbank LOC),                                         Project, 3.00%, 12/1/99                     2,421
            3.50%, 8/12/99                                    6,011                                                         --------
                                                           --------                                                           66,436
                                                             90,687                                                         --------
                                                           --------                OHIO - 3.9%
                                                                         14,640    Cleveland Waterworks Revenue Bond,
                                                                                   Series A, Municipal Trust Certificates
                                                                                   No. 18, 3.21%, 4/7/99                      14,640


See Notes to the Financial Statements.


                                                                           -----
                                                                              27
                                                                           -----

SCHEDULES OF INVESTMENTS MARCH 31, 1999

PRINCIPAL                                                           PRINCIPAL
AMOUNT                                                    VALUE     AMOUNT                                                  VALUE
(000s)                                                   (000s)    (000s)                                                  (000s)
------------------------------------------------------------------------------------------------------------------------------------
           OHIO - 3.9% (CONT'D.)                                             Oregon - 0.7% (CONT'D.)
$  6,465   Dublin Inn Tax-Exempt Mortgage Bond                     $ 4,820   Multnomah County School District G.O.
           Trust, Series 1987 (Huntington National                           Bond, Series 1996, BTP-208,
           Bank LOC), 4.57%, 9/1/99                    $  6,465              3.17%, 6/8/99                                 $  4,820
  12,000   Ohio State Air Quality Development                        3,900   Oregon State Economic Development
           Authority VRDN, Series A, Ohio Edison                             Revenue, Series 176 (AMT), Cascade Steel
           Project (Toronto-Dominion Bank LOC),                              Rolling Mills Project (Commerzbank A.G.
           2.95%, 2/1/00                                 12,000              LOC), 3.05%, 4/7/99                              3,900
  25,000   Ohio State HFA Residential Mortgage                       6,600   Oregon State Economic Development
           Revenue VRDN, Series A-2 (AMT),                                   Revenue Series 181 (AMT), Oregon Metal
           3.05%, 3/1/00                                 25,000              Slitters, Inc. (Key Bank N.A. LOC),
   3,805   Ohio State HFA VRDN, Series 1989 A                                3.15%, 4/7/99                                    6,600
           (AMT), 3.00%, 4/7/99                           3,805                                                             -------
   5,875   Ohio State Infrastructure Improvement VRDN,                                                                       16,420
           Series 1994, BTP-170, 3.17%, 6/8/99            5,875                                                             -------
   8,910   Ohio State Public Facilities Commission
           VRDN, Series BTP-237, Higher Education                            PENNSYLVANIA - 4.8%
           Facilities Project (AMBAC Insured),                       4,185   Allegheny County Adjustable Rate G.O.
           3.20%, 4/7/99                                  8,910              Bond, Series C-41 (National City Bank
   5,600   Ohio State Turnpike Commission Revenue                            LOC), 3.15%, 4/7/99                              4,185
           Bonds, Weekly Option Period, PCR-18,                      1,520   Allegheny County Hospital Development
           3.21%, 4/7/99                                  5,600              Bonds, Series B-3, Presbyterian University
   1,900   Ohio State Water Development Authority                            Hospital (NBD Bank LOC), 3.15%, 4/1/99           1,520
           PCR Refunding VRDN, Philip Morris Cos.,                   6,730   Allegheny County Hospital Development
           Inc. Project, 3.20%, 4/7/99                    1,900              Authority Revenue VRDN, Series A,
   6,600   Student Loan Funding Corp.                                        Presbyterian Health Center (MBIA Insured),
           Revenue Refunding VRDN, Series A-1                                3.15%, 4/1/99                                    6,730
           (AMT), 3.05%, 4/7/99                           6,600      3,700   Chester County IDA Bonds,
   2,200   Union County IDR VRDN (AMT), Union                                Series 1997 A (AMT), KAC III Realty
           Aggregates Co. Project (PNC Bank LOC),                            Corp. Project (PNC Bank LOC), 3.25%, 4/7/99      3,700
           3.25%, 4/7/99                                  2,200     22,500   Delaware Valley Regional Finance Authority
                                                        -------              VRDN, Series 1997 A, Merrill Lynch P-Floats
                                                         92,995              (Midland Bank PLC LOC), 3.15%, 6/17/99          22,500
                                                        -------      2,800   Geisinger Authority Health System Revenue
           OKLAHOMA - 1.0%                                                   VRDN, Series B, Geisinger Health Project
   6,360   Oklahoma Water Resources Board State                              (Morgan Guaranty Trust LOC),
           Loan Program Bonds, Series 1994 A                                 3.05%, 4/1/99                                    2,800
           (Swiss Bank Corp. LOC), 3.30%, 3/9/00          6,360      3,935   New Castle Area Hospital Authority Revenue
           Tulsa City Airport Improvement VRDN                               Bond, Jameson Memorial Hospital
           (AMT) (MBIA Insured)                                              (FSA Insured), 3.05%, 4/1/99                     3,935
   7,245     Series B-1, 3.16%, 4/7/99                    7,245      3,500   Pennsylvania Economic Development
   9,390     Series B-2, 3.16%, 4/7/99                    9,390              Financing Authority IDR VRDN, Series
                                                        -------              1996 A1-8 (AMT) (PNC Bank LOC),
                                                         22,995              3.25%, 4/7/99                                    3,500
                                                        -------      9,250   Pennsylvania Economic Development
           OREGON - 0.7%                                                     Financing Authority Revenue
$  1,100   Metropolitan Service District Riedel                              Bond (AMT), Approved Solid Waste Project,
           Compost Waste Disposal VRDN (AMT)                                 3.25%, 12/15/99                                  9,250
           (US Bank LOC), 3.20%, 4/7/99                   1,100






See Notes to the Financial Statements.


-----
28
-----

                                                    NORTHERN FUNDS Annual Report


SCHEDULES OF INVESTMENTS MARCH 31, 1999

MUNICIPAL MONEY MARKET FUND (CONTINUED)


PRINCIPAL                                                          PRINCIPAL
AMOUNT                                                    VALUE    AMOUNT                                                  VALUE
(000s)                                                   (000s)    (000s)                                                 (000s)
------------------------------------------------------------------------------------------------------------------------------------
           PENNSYLVANIA - 4.8% (CONT'D.)                                    SOUTH CAROLINA - 1.0% (CONT'D.)
$  3,050   Pennsylvania Higher Educational Assistance            $ 6,630    South Carolina Public Service Authority
           Agency Student Loan Revenue Bond,                                Revenue Promissory Notes, 2.75%, 5/13/99       $  6,630
           Series A, 3.10%, 4/7/99                      $ 3,050                                                            --------
   2,400   Pennsylvania Higher Educational Facilities                                                                        23,379
           Authority Revenue Bond, Series A-2,                                                                             --------
           Council of Independent Colleges (Allied
           Irish Bank PLC LOC), 3.15%, 4/1/99             2,400             SOUTH DAKOTA - 0.5%
                                                                   8,410    South Dakota Economic Development
  30,200   Pennsylvania Higher Educational Facilities                       Finance Authority VRDN, Series 1996 (AMT),
           Authority Revenue Bond, Series C,                                Hastings Filters, Inc. Project (Harris Trust &
           University of Pennsylvania Health Services,                      Savings Bank LOC), 3.10%, 4/7/99                  8,410
           3.20%, 4/7/99                                 30,200             South Dakota Housing Development
   9,900   Pennsylvania Intergovernmental                                   Authority Homeowner Mortgage VRDN
           Cooperative Authority Special Tax TOB,                           (AMT), Merrill P-Floats
           Series BTP-289, 3.20%, 4/7/99                  9,900       240     Series PA-119, 3.12%, 4/7/99                      240
   6,145   Philadelphia Airport Revenue TOB,                        4,375     Series PT-73-A, 3.07%, 4/7/99                   4,375
           Series BTP-317, 3.20%, 4/7/99                  6,145                                                            --------
   4,000   Pittsburgh Urban Redevelopment Authority                                                                          13,025
           Bonds, Series C (AMT), 3.20%, 12/1/99          4,000                                                            --------
   2,025   Washington County IDA Revenue VRDN                               TENNESSEE - 3.7%
           (AMT), Accutrex Products, Inc. Project                   1,400   Dickson County IDR VRDN, Series 1996
           (Mellon Bank LOC), 3.45%, 4/7/99               2,025             (AMT), Tennessee Bun Co. LLC Project
                                                        -------             (PNC Bank LOC), 3.25%, 4/7/99                     1,400
                                                         15,840     6,000   Jackson City Waste Facilities IDR VRDN,
                                                        -------             Series 1995 (AMT), Florida Steel Corp.
           SOUTH CAROLINA - 1.0%                                            Project (NationsBank LOC),  3.10%, 4/7/99         6,000
   5,400   Cherokee County IDR VRDN, Series 1989                    5,000   Metropolitan Government Nashville &
           (AMT), Oshkosh Truck Corp. Project                               Davidson Counties Health &
           (NationsBank LOC), 3.15%, 4/7/99               5,400             Education Facilities Board Revenue VRDN,
   1,000   Florence County Public Facilities Corp.                          Series A (AMT), Old Hickory Towers
           Bonds, Law Enforcement Project-Civic                             (FHLB LOC), 3.25%, 4/7/99                         5,000
           Center (AMBAC Insured), 7.60%, 3/1/00          1,049     2,000   Morristown City IDR VRDN, Series 1997,
     200   Lexington County IDA PCR VRDN,                                   BOS Automotive Products, Inc. (Bayerische
           Series A, Allied-Signal Project (Allied-Signal                   Vereinsbank LOC), 3.20%, 4/7/99                   2,000
           Corp. Gtd.), 3.10%, 4/7/99                       200    23,175   Nashville & Davidson Counties Electric
     900   Lexington County Pollution Control                               Revenue VRDN, Citicorp Eagle Trust,
           Facilities Revenue Bond, Series A, Allied-                       3.11%, 4/7/99                                    23,175
           Signal Project, 3.10%, 4/7/99                    900     4,000   Nashville & Davidson Counties
   5,200   South Carolina Jobs Economic                                     Health & Education Facilities Board
           Development Authority (AMT),                                     Revenue VRDN, Series 1996-A, Adventist
           Greenville YMCA Project                                          Health Systems-Sunbelt (SunTrust Banks
           (NationsBank LOC), 3.05%, 4/7/99               5,200             LOC), 3.05%, 4/7/99                               4,000
   4,000   South Carolina Jobs Economic                             4,590   Sevier County Public Building Authority
           Development Authority Revenue VRDN                               Local Government Public Improvement Bonds,
           (AMT), Virtual Image Technology                                  Series E-2 (AMT), 3.10%, 4/7/99                   4,590
           (NationsBank LOC), 3.15%, 4/7/99               4,000





See Notes to the Financial Statements.


                                                                           -----
                                                                              29
                                                                           -----

SCHEDULES OF INVESTMENTS MARCH 31, 1999

PRINCIPAL                                                           PRINCIPAL
AMOUNT                                                    VALUE     AMOUNT                                                    VALUE
(000s)                                                   (000s)    (000s)                                                    (000s)
------------------------------------------------------------------------------------------------------------------------------------

             TENNESSEE - 3.7% (CONT'D.)                                          TEXAS - 15.3% (CONT'D.)
$ 8,400      Shelby County G.O. Bond, Series 1996 B,                $ 6,500      Denton County Independent School
             Soc Gen Trust SGB-21 (FSA Insured),                                 District G.O., Series B (PSF of Texas Gtd.),
             3.16%, 4/7/99                               $ 8,400                 3.65%, 8/15/99                              $ 6,500
             Shelby County G.O. TOB                                   3,500      El Paso City Housing Financing Corp.
  4,900        Series B BTP-263, 3.20%, 4/7/99             4,900                 VRDN, Series 1993 (AMT), Viva Apartments
  4,890        Series B BTP-216, 3.17%, 6/8/99             4,890                 Project (General Electric Corp. LOC),
  1,000      Shelby County Health & Educational                                  3.25%, 4/7/99                                 3,500
             Housing Facilities Board Multi-family                    7,850      Galveston County Housing Financing Corp.
             Housing Revenue VRDN, Arbor Lake                                    SFM Revenue Bond, Series PT 205, P-Floats
             Project (PNC Bank LOC), 3.15%, 4/7/99         1,000                 (Bayerische Vereinsbank LOC),
  8,500      Signal Mountain Health Education                                    3.12%, 4/7/99                                 7,850
             Revenue Refunding Bonds, Alexian Village                 5,000      Greater Texas Student Loan Corp.,
             Project, 3.30%, 2/29/00                       8,500                 Series A (AMT) (SLMA LOC),
 15,000      Tennessee State HDA Optional                                        3.00%, 2/1/00 Gulf Coast                      5,000
             Homeownership Program, Series 3-C,                                  Waste Disposal Authority VRDN,
             3.10%, 11/18/99                              15,000                 Series 1994 (AMT), Amoco Oil Co.
                                                         -------                 Project (BP Amoco PLC Gtd.)
                                                          88,855      1,800        3.30%, 4/1/99                               1,800
                                                         -------      3,100        3.35%, 4/1/99                               3,100
                                                                      4,600        3.15%, 10/1/99                              4,600
                                                                     12,000      Harris County Floating Rate Receipts,
             TEXAS - 15.3%                                                       Series SG-96, 3.07%, 4/7/99                  12,000
 23,535      Arlington Independent School District                    3,400      Harris County Health Facilities
             VRDN, Series 17, Reset Option Certificates                          Development Corp. Methodist Hospital
             (Toronto-Dominion Bank LOC),                                        Revenue VRDN, Series 1994 (Morgan
             3.16%, 4/7/99                                23,535                 Guaranty Trust LOC), 3.10%, 4/1/99            3,400
 11,400      Austin Airport System Revenue Bonds,                     9,700      Harris County Health Facilities
             Series A (Morgan Guaranty Trust LOC),                               Development Corp. Revenue Bonds,
             3.00%, 4/7/99                                11,400                 Series 6, 3.15%, 4/7/99                       9,700
  7,425      Austin City Independent School District                 11,880      Harris County Toll Road Unlimited Tax
             Building VRDN, Series 1996 SG-68 (PSF of                            Subordinate Lien Revenue Bonds, CR138,
             Texas Gtd.), 3.07%, 4/7/99                    7,425                 3.11%, 4/7/99                                11,880
 11,900      Bastrop Independent School District G.O.                20,420      Harris County Toll Road Unlimited Tax
             VRDN, Municipal Securities Trust Receipts,                          VRDN, Series 1994 A, Citicorp Eagle Trust
             Series SGB-37 (PSF of Texas Gtd.),                                  No. 954302, 3.11%, 4/7/99                    20,420
             3.16%, 4/7/99                                11,900     15,000      Harris County VRDN, Municipal Securities
  1,200      Brazos River Authority PCR Refunding                                Trust Receipts, Series 21, 3.25%, 4/7/99     15,000
             Bond, Series 1997-B, Texas Utilities Electric            3,425      Houston Independent School District G.O.
             Co., 3.15%, 4/1/99                            1,200                 Bond, Public Property Financing
  5,000      Calhoun County Navigation IDR VRDN                                  Contractual Obligation, 4.50%, 7/15/99        3,433
             (AMT), Formosa Plastics Corp. U.S.A.                    12,000      Hurst, Euless & Bedford Independent
             (BankAmerica Corp. LOC), 3.05%, 4/7/99        5,000                 School Districts Floating Rate Receipts,
  5,935      Dallas Area Rapid Transit Sales Tax CP                              Series PT-1050, 3.07%, 4/7/99                12,000
             Notes, Series A, 2.80%, 6/11/99               5,935      6,000      Hurst, Euless & Bedford Independent
 28,995      Dallas G.O. Refunding Bonds, Morgan                                 School Districts Floating Rate Receipts,
             Stanley Floating Rate Certificates, Series 93,                      Series SG-98 (PSF of Texas Gtd.),
             3.08%, 4/7/99                                28,995                 3.07%, 4/7/99                              6,000





See Notes to the Financial Statements.


                                                                           -----
                                                                              30
                                                                           -----

                                                    NORTHERN FUNDS Annual Report

SCHEDULES OF INVESTMENTS MARCH 31, 1999

MUNICIPAL MONEY MARKET FUND (CONTINUED)


PRINCIPAL                                                           PRINCIPAL
AMOUNT                                                   VALUE      AMOUNT                                                  VALUE
(000s)                                                  (000s)     (000s)                                                   (000s)
------------------------------------------------------------------------------------------------------------------------------------
           TEXAS - 15.3% (CONT'D.)                                             UTAH - 0.7%
$  7,245   Pearland City Independent School District                $  5,400   Intermountain Power Supply Revenue
           G.O., Series 1997 SG-106 (PSF of Texas                              Bonds, Municipal Securities Trust Receipts,
           Gtd.), 3.07%, 4/7/99                         $  7,245               Series SG-6, 3.07%, 4/7/99                   $  5,400
  18,425   Port Arthur Navigation District Revenue                     2,715   Salt Lake City PCR Bonds, Amoco
           VRDN (AMT), Fina Oil & Chemical Co.                                 Standard Oil Industry Project,
           Project, 3.35%, 4/1/99                         18,425               3.45%, 4/1/99                                   2,715
   5,000   Port Arthur Navigation District Revenue                     9,850   State of Utah TOC, Series BTP-303,
           VRDN (AMT), BASF Corp. Project,                                     3.20%, 4/7/99                                   9,850
           3.35%, 4/1/99                                   5,000                                                             -------
           Port of Corpus Christi Solid Waste Disposal                                                                        17,965
           VRDN, Koch Refining Co. Project (AMT)                                                                             -------
  25,000     3.15%, 4/7/99                                25,000               VIRGINIA -  2.3%
  13,750     Series 1996, 3.15%, 4/7/99                   13,750       4,000   Botetourt County IDR VRDN (AMT),
   1,230   Richardson City Independent School                                  Valley Forge Co. Project (Harris Trust &
           District G.O. Refunding Bonds,                                      Savings Bank LOC), 3.15%, 4/7/99                4,000
           4.75%, 2/15/00                                  1,248       9,500   Grant County Waste Disposal Revenue
   9,000   Richardson City Independent School                                  Bonds, Series 1996 (AMT), Virginia
           District TRAN, 4.00%, 8/27/99                   9,015               Electric Power Co. Project,
   4,400   Sabine River Authority PCR Bond,                                    3.15%, 7/15/99                                  9,500
           Series B, Texas Utilities Electric Co.                      3,900   Halifax County IDA VRDN, Series 1998
           (AMBAC Insured), 3.35%, 4/1/99                  4,400               (AMT), D-Scan, Inc. Project (NationsBank
  10,000   San Antonio City Electric & Gas System                              LOC), 3.10%, 4/7/99                             3,900
           Revenue Bonds, Merrill Lynch Trust                         12,300   Norfolk City G.O. VRDN, Citicorp Eagle
           Receipts SG-105, 3.07%, 4/7/99                 10,000               Trust No. 944601, 3.16%, 4/7/99                12,300
   5,000   San Antonio City Electric & Gas System                     15,615   Virginia State G.O. VRDN, Series 1994,
           Revenue Bonds, Series A, Municipal Trust                            Citicorp Eagle Trust No. 954601,
           Certificates, No. 32, 3.21%, 4/7/99             5,000               3.11%, 4/7/99                                  15,615
   9,880   San Antonio City Electric & Gas System                      9,385   Virginia State HDA Commonwealth
           Revenue Bonds, Series SG-107, Municipal                             Mortgage TOB, Series BTP-196,
           Securities Trust Receipts, 3.07%, 4/7/99        9,880               3.25%, 4/7/99                                   9,385
   6,600   San Antonio Independent School District                                                                           -------
           ROC, Series 30, 3.16%, 4/7/99                   6,600                                                              54,700
  11,210   Sherman Independent School District G.O.,                                                                         -------
           Series 1985 A, SG-80 (PSF Gtd.), 3.07%,                             WASHINGTON - 3.3%
           4/7/99                                         11,210       2,850   Algona Economic Development Corp.
   5,000   State of Texas TRAN,                                                (AMT), Peter Pan Seafoods Project
           4.50%, 8/31/99                                  5,033               (Seattle First National Bank LOC),
   6,220   Texas Department of Housing and                                     3.05%, 4/7/99                                   2,850
           Community Affairs SFM VRDN, Series                          5,700   Grandview City Public Corp. IDR VRDN,
           PA-128 (AMT), 3.23%, 4/7/99                     6,220               Series 1989 (AMT), Shonan USA Project
   5,200   Texas Water Development Board Revenue                               (BankAmerica Corp. LOC),
           Bonds, Municipal Trust Certificates No. 19,                         3.05%, 4/7/99                                   5,700
           Series A, 3.21%, 4/17/99                        5,200       1,200   Kent City Economic Development Corp.
                                                        --------               IDR VRDN, Associated Grocers Project
                                                         364,799               (BankAmerica Corp. LOC),
                                                        --------               3.72%, 4/7/99                                   1,200




See Notes to the Financial Statements.


                                                                           -----
                                                                              31
                                                                           -----

SCHEDULES OF INVESTMENTS MARCH 31, 1999

PRINCIPAL                                                          PRINCIPAL
AMOUNT                                                  VALUE      AMOUNT                                                  VALUE
(000s)                                                  (000s)     (000s)                                                  (000s)
------------------------------------------------------------------------------------------------------------------------------------
            WASHINGTON - 3.3% (CONT'D.)                                        WISCONSIN - 2.9% (CONT'D.)
$  5,340    Seattle City Municipal Light & Power                   $  4,290    Pewaukee IDR VRDN, Series 1992
            Revenue TOB, Series BTP-272,                                       (AMT), HUSCO International, Inc. Project
            3.17%, 6/8/99                               $  5,340               (Bank One LOC), 3.05%, 4/7/99               $  4,290
  17,519    Washington Public Power Supply System                    10,500    Racine Unified School District
            Revenue Bonds, Series 1990 B, Nuclear                              Revenue Bond, 4.00%, 7/7/99                   10,511
            Project No. 2, BTP-85,                                    2,800    Rhinelander School District TRAN,
            Prerefunded, 3.15%, 8/26/99                   17,519               3.75%, 9/30/99                                 2,807
  21,200    Washington Public Power Supply System                     6,000    River Falls School District BAN,
            Revenue Bonds, Series 1994,                                        3.75%, 11/1/99                                 6,025
            Citicorp Eagle Trust, 3.21%, 4/7/99           21,200      6,500    Waupaca School District BAN,
   3,500    Washington Public Power Supply System                              3.20%, 12/1/99                                 6,505
            Revenue Refunding Bond, Series A,                         1,830    Wisconsin Health and Education Revenue
            Nuclear Project No. 2, 6.20%, 7/1/99           3,524               Bond, Series 1994 A, Sinai Samaritan
   4,900    Washington State Housing Finance                                   Medical Center Project (M&I Bank LOC),
            Commission Single Family Program VRDN,                             3.10%, 4/7/99                                  1,830
            Series 1A-S (AMT), 3.00%, 2/1/00               4,900      4,235    Wisconsin Health and Education Revenue
   6,065    Washington State Refunding TOC,                                    Bond, Series 1997, Froedtert Memorial
            BTP-101, 3.20%, 4/7/99                         6,065               Lutheran Hospital Trust (M&I Bank LOC),
   9,575    Washington State TOC, Series BTP-125,                              3.10%, 4/7/99                                  4,235
            3.20%, 4/7/99                                  9,575      5,000    Wisconsin Housing and Economic
                                                         -------               Development Authority Revenue Floating
                                                          77,873               Rate Trust Receipts, Series 1997 FR/RI-18
                                                         -------               (AMT), 3.20%, 4/7/99                           5,000
                                                                     11,125    Wisconsin Housing and Economic
            WEST VIRGINIA - 0.4%                                               Development Authority Revenue TOB,
   1,300    Brooke County IDR, Series 1997 (AMT),                              Home Ownership Revenue Program,
            Star-Kist Foods, Inc. Project                                      3.10%, 9/1/99                                 11,125
            (H.J. Heinz Co. Gtd.), 3.25%, 4/7/99           1,300      8,210    Wisconsin State G.O. Bond,
            Marion County Solid Waste Disposal                                 Series D (AMT), 3.17%, 6/8/99                  8,210
            Facilities Revenue VRDN (AMT), Granttown                                                                        -------
            Project (National Westminster Bank LOC)                                                                          68,350
   2,900      Series B, 3.10%, 4/7/99                      2,900                                                            -------
   2,500      Series C, 3.10%, 4/7/99                      2,500
   2,000    Ritchie County IDR VRDN (AMT),                                     WYOMING - 0.4%
            Simonton Building Products, Inc. Project                 10,710    Wyoming Community Development
            (PNC Bank LOC), 3.25%, 4/7/99                  2,000               Authority SFM Bonds, Series H (AMT),
                                                         -------               BTP-198, 3.30%, 4/7/99                        10,710
                                                           8,700                                                            -------
                                                         -------
                                                                               MULTIPLE STATES POOLED SECURITIES - 2.5%
            WISCONSIN - 2.9%                                         16,000    Greystone County Variable Rate Senior
   2,500    Luxemburg-Casco School District BAN,                               Certificate Trust, Series 1998-1
            3.60%, 12/15/99                                2,503               (Credit Suisse First Boston LOC),
   2,950    Milwaukee City Redevelopment VRDN,                                 3.20%, 4/7/99                                 16,000
            Series 1996 (AMT), Starline Manufacturing,               36,020    Pooled Puttable Float Options (AMT),
            Inc. (Harris Trust & Savings Bank LOC),                            PPT-7D (Backed by Various Housing Agencies),
            3.15%, 4/7/99                                  2,950               3.375%, 2/10/00                               36,020
   2,350    Mukwonago School District BAN,
            3.75%, 11/1/99                                 2,359



See Notes to the Financial Statements.


-----
32
-----

                                                    NORTHERN FUNDS Annual Report

SCHEDULES OF INVESTMENTS MARCH 31, 1999

MUNICIPAL MONEY MARKET FUND (CONTINUED)


PRINCIPAL
AMOUNT                                                                   VALUE
(000s)                                                                   (000s)
--------------------------------------------------------------------------------
            MULTIPLE STATES POOLED SECURITIES - 2.5% (CONT'D.)
  $8,000    Pooled Puttable Float Option (AMT),
            Series PT6 (Backed by Various Housing
            Agencies), 3.90%, 7/8/99                              $      8,000
   1,720    Pooled Puttable VRDN, Series PPT2
            (Backed by Alaska HFA & South
            Dakota HDA), 3.01%, 4/1/99                                   1,720
                                                                    ----------
                                                                        61,740
                                                                    ----------
            Total Municipal Investments
            (cost $2,302,901)                                        2,302,901
                                                                    ----------

NUMBER
OF SHARES
(000S)
---------

            OTHER - 0.8%

   6,326    AIM Tax Free Money Market Fund                               6,326
     800    Dreyfus Tax-Exempt Cash
            Management Fund                                                800
   1,571    Federated Tax Free Trust Money Market
            Fund No. 15                                                  1,571
     500    Federated Tax Free Trust Money Market
            Fund No. 73                                                    500
   8,760    Provident Municipal Cash Fund (AMT)                          8,760
     916    Provident Municipal Fund                                       916
                                                                    ----------

            Total Other
            (cost $18,873)                                              18,873
                                                                    ----------

            Total Investments - 97.4%
            (cost $2,321,774)                                        2,321,774

               Other Assets less Liabilities - 2.6%                     62,256
                                                                    ----------

               NET ASSETS - 100.0%                                  $2,384,030
                                                                    ==========


See Notes to the Financial Statements.



                                                                           -----
                                                                              33
                                                                           -----

SCHEDULES OF INVESTMENTS MARCH 31, 1999

CALIFORNIA MUNICIPAL MONEY MARKET FUND


PRINCIPAL                                                           PRINCIPAL
AMOUNT                                                    VALUE     AMOUNT                                                   VALUE
(000s)                                                    (000s)   (000s)                                                    (000s)
-------------------------------------------------------------------------------------------------------------------------- ---------
             MUNICIPAL INVESTMENTS - 98.3%                                      CALIFORNIA - 93.3% (CONT'D.)
                                                                    $  1,000    California Pollution Control Finance
             CALIFORNIA - 93.3%                                                 Authority Revenue Bond, Series 1997 A
$  7,000     California HFA Home Mortgage Housing                               (AMT), ARCO Project (Atlantic Richfield
             Revenue Variable Rate Certificates,                                Co. Gtd.), 2.80%, 4/7/99                     $ 1,000
             Series 1998 R (AMT) (MBIA Insured),                       3,000    California Pollution Control Finance
             3.50%, 8/20/99                               $ 7,000               Authority Revenue Bond, Series 1997 A,
   1,640     California HFA Home Mortgage Revenue                               Pacific Gas & Electric Co.
             FRN, Merrill P-Floats PT-14, Series 1993-B,                        (Toronto-Dominion Bank LOC),
             2.85%, 4/7/99                                  1,640               3.00%, 4/1/99                                  3,000
   1,550     California HFA Housing Revenue Bond,                      7,300    California Pollution Control Finance
             Series 1990 A, Sutter Health                                       Authority Revenue Bond, Series 1997 B
             (Morgan Guaranty Trust LOC), 3.00%,                                (AMT), Air Products Manufacturing Co.
             4/1/99                                         1,550               (Air Products & Chemicals Corp. Gtd.),
   1,500     California HFA Housing Revenue FRN,                                2.90%, 4/7/99                                  7,300
             Merrill P-Floats PT-40D (AMT),                            3,600    California Pollution Control Finance
             2.90%, 4/7/99                                  1,500               Authority Revenue Bond, Series A (AMT),
     280     California HFA Housing Revenue FRN,                                Pacific Gas & Electric Co. (Union Bank of
             Merrill P-Floats PT-56 (AMT),                                      Switzerland AG LOC), 2.70%, 4/7/99             3,600
             2.90%, 4/7/99                                    280      7,455    California State Department of Water
   7,485     California HFA Housing Revenue FRN,                                Resources and Sewer VRDN, ML/SG
             Series A-2 PT-258 (AMT),                                           Muni Trust, Series SG-5, CVP,
             2.95%, 1/13/00                                 7,485               2.85%, 4/7/99                                  7,455
   7,125     California HFA Housing Multifamily                        2,000    California State Economic Development
             Revenue FRN, Series III-D A (AMT)                                  Finance Authority IDR Bond, Series 1998
             (Morgan Guaranty Trust LOC),                                       (AMT), Lion Raisins Project (BankAmerica
             2.95%, 4/7/99                                  7,125               Corp. LOC), 2.80%, 4/7/99                      2,000
  12,000     California HFA Kaiser Permanente IDR                      1,050    California State Economic Development
             FRN, Morgan Stanley Muni Trust,                                    Finance Authority IDR VRDN, Series 1996,
             Series 1998-26 (FSA Insured),                                      Volk Enterprises, Inc. (Harris Bank Corp.
             2.91%, 4/7/99                                 12,000               Gtd.), 2.75%, 4/7/99                           1,050
   2,900     California HFA Multi-Unit Housing                         1,100    California State Economic Development
             Revenue FRN, Series 92A CR-231                                     Finance Authority, Series 1998 A, California
             (MBIA Insured), 2.95%, 5/1/99                  2,900               Independent Systems Operator Corp.
             California HFA Revenue Bonds, Catholic                             (BankAmerica Corp. LOC), 3.00%, 4/1/99         1,100
             Healthcare West                                          20,095    California State G.O., BankAmerica Corp.
   2,500       Series 1995 D (MBIA Insured),                                    Variable Rate Certificate, Series 1997 H
               2.70%, 4/7/99                                2,500               (Colld. by U.S. Government Securities),
   3,300       Series 1996 D (MBIA Insured),                                    3.11%, 4/7/99                                 20,095
               2.70%, 4/7/99                                3,300               California State G.O., Citibank TOB
    2,400      Series 1997 B (MBIA Insured),                                    (FGIC Insured)
               2.70%, 4/7/99                                2,400      1,500      Series 5027 C, 2.91%, 4/1/99                 1,500
   8,700     California Pollution Control                              6,200      Series CR-152, 2.91%, 4/1/99                 6,200
             Finance Authority PCR Bond,                               1,945    California State G.O. Refunding Bond,
             Series F, Pacific Gas &                                            East Bay Regional Park District,
             Electric Co. (Banque Nationale                                     2.79%, 9/1/99                                  1,956
             de Paris LOC), 3.00%, 4/1/99                   8,700



See Notes to the Financial Statements.



-----
34
-----

                                                    NORTHERN FUNDS Annual Report

SCHEDULES OF INVESTMENTS MARCH 31, 1999

CALIFORNIA MUNICIPAL MONEY MARKET FUND (CONTINUED)


PRINCIPAL                                                            PRINCIPAL
AMOUNT                                                        VALUE  AMOUNT                                                 VALUE
(000s)                                                       (000s)  (000s)                                                 (000s)
------------------------------------------------------------------------------------------------------------------------------------
            CALIFORNIA -93.3% (CONT'D.)                                        CALIFORNIA - 93.3% (CONT'D.)
$ 2,400     California State G.O., Series A,                        $1,625     Eastern Metropolitan Water District of
            2.50%, 5/20/99                               $  2,400              California COP (Colld. by U.S. Government
  1,200     California State G.O., Weekly Option,                              Securities), 2.71%, 11/1/99                  $1,663
            Series CR-153, 3.75%, 4/1/99                    1,200    3,000     Fontana Unified School District TRAN
  3,415     California State G.O., Weekly Put TOCR                             1998-99, 3.61%, 7/9/99                        3,003
            (MBIA Insured), 2.95%, 4/7/99                   3,415    1,100     Foothill/Eastern Transportation Corridor
  4,200     California State Housing Revenue Bond,                             Agency Toll Road Revenue Bonds,
            Series 1996-6A, Clipper Trust Certificates                         Series 1995 B (Morgan Guaranty Trust
            (AMT) (Colld. by FNMA Securities),                                 LOC), 2.70%, 4/7/99                           1,100
            3.23%, 6/1/99                                   4,200    4,000     Grossmont Unified High School District
    700     California State PCR Bond, Series C,                               COP (FSA Insured), 4.00%, 9/1/99              4,024
            Southern California Project                              3,000     Irvine Ranch Consolidated Water
            (Southern California Edison Corp. Gtd.),                           Districts 2, 102, 103 & 206 Water
            3.30%, 4/1/99                                     700              and Sewer FRN, Series 1993 B
  2,400     California State PCR Bond, Southern                                (Morgan Guaranty Trust LOC),
            California Edison Project (Southern                                3.00%, 4/1/99                                 3,000
            California Edison Corp. Gtd.),                           5,700     Irvine Ranch Consolidated Water
              Series A, 3.30%, 4/1/99                         400              Districts 105, 140, 240 & 250,
              Series D, 3.30%, 4/1/99                       2,000              Series 95 (Commerzbank A.G. LOC),
  5,000     California State RAN, 3.15%, 6/30/99            5,010              3.00%, 4/1/99                                 5,700
  3,000     California State Various Purpose                         2,500     Irvine Ranch Water District Revenue Bond,
            G.O. Bonds, Merrill Floating Rate Receipts                         Series 1985 (Landesbank Hessen Thuringen
            SG-91 (FGIC Insured), 2.90%, 4/7/99             3,000              Girozentra LOC), 3.00%, 4/1/99                2,500
  3,500     California Statewide Community                           1,650     Irvine Ranch Water District Revenue Bonds,
            Development Authority IDR Bonds,                                   Series 1985 (Landesbank Hessen Thuringen
            Series 1998 A (AMT), A & B Die Casting Co.                         Girozentra LOC), 3.00%, 4/1/99                1,650
            (BankAmerica Corp. LOC), 2.85%, 4/7/99          3,500    3,200     Kern County Public Facilities Project COP,
  4,600     California Statewide Community                                     Series A (Swiss Bank LOC),
            Development Authority Multifamily                                  2.70%, 4/7/99                                 3,200
            Housing Revenue Bond, Series S (AMT),                    1,800     Limited Obligation Improvement Bond,
            Concord Green Apartments (FHLB LOC),                               Irvine City Assessment District 87-8
            3.05%, 4/7/99                                   4,600              (KBC Bank of Nevada LOC),
 17,100     California Statewide Community                                     3.00%, 4/1/99                                 1,800
            Development Authority TRAN,                              1,800     Limited Obligation Improvement Bond,
            Series 1998-99, 2.90%, 4/7/99                  17,100              Irvine City Assessment District 97-17
  2,300     Chula Vista IDR Bond, Series 1996 A,                               (Hypo Vereinsbank LOC), 3.00%, 4/1/99         1,800
            San Diego Gas & Electric Co.,                            2,700     Livermore Multifamily Housing Revenue
            3.00%, 4/1/99                                   2,300              Bond, Series A (AMT), Portola Meadows
 10,200     Chula Vista IDR Bond, Series 1996 B (AMT),                         Apartments (BankAmerica Corp. LOC),
            San Diego Gas & Electric Co., 3.35%, 4/1/99    10,200              2.80%, 4/7/99                                 2,700
 17,785     Contra Costa County Home Mortgage                        3,000     Long Beach TRAN, Series 1998-99,
            Revenue Variable Rates Certificates,                               3.12%, 10/5/99                                3,013
            Series 1997 C (Colld. by U.S. Government                 1,700     Los Angeles City Multifamily Housing
            Securities), 3.11%, 4/7/99                     17,785              Revenue Refunding Bond, Series 1995 D
                                                                               (AMT), Coral Wood Court Project
                                                                               (Union Bank of California LOC),
                                                                               3.40%, 4/7/99                                 1,700

See Notes to the Financial Statements.

                                                                         -----
                                                                            35
                                                                         -----

SCHEDULES OF INVESTMENTS MARCH 31, 1999

PRINCIPAL                                                          PRINCIPAL
AMOUNT                                                   VALUE     AMOUNT                                                   VALUE
(000s)                                                  (000s)     (000s)                                                   (000s)
------------------------------------------------------------------------------------------------------------------------------------
            CALIFORNIA - 93.3%. (CONT'D.)                                      CALIFORNIA - 93.3%. (CONT'D.)
$  7,246    Los Angeles City Subordinate Tax                      $  1,020     Riverside County Multifamily Housing
            Allocation, IDR FRN, BTP-129 (Colld. by                            Revenue FRN, Series A, Ambergate
            U.S. Government Securities), 3.15%,                                Apartments (Union Bank of California
            4/7/99                                     $  7,246                LOC), 2.95%, 4/7/99                          $  1,020
   7,705    Los Angeles City Unlimited G.O. FRN,                     1,800     Riverside County Public Facilities
            Series A (FGIC Insured), 3.06%, 4/7/99        7,705                Project COP, Series B (National
   7,575    Los Angeles Community Development                                  Westminster PLC LOC), 2.75%, 4/7/99             1,800
            VRDN, Promenade Towers (Barclays Bank                    8,345     Riverside County School Finance Authority
            LOC), 2.95%, 4/7/99                           7,575                RAN, Series A, 2.90%, 7/30/99                   8,345
   1,525    Los Angeles Convention and Exhibition                    2,500     Riverside County TRAN, Series 1998-99,
            Center Revenue VRDN, Merrill P-Floats,                             4.44%, 9/30/99                                  2,518
            Series 1993 PA-88 (MBIA Insured),                        1,500     Sacramento-Yolo Port District VRDN,
            2.85%, 4/7/99                                 1,525                Series 1997 A (AMT), California Free Trade
            Metropolitan Water District of Southern                            Zone Project (Wells Fargo & Co. LOC),
            California CP, Series B                                            2.85%, 4/7/99                                   1,500
  10,400      2.90%, 6/7/99                              10,400      2,050     San Bernardino County Housing Authority
   3,200      3.00%, 6/8/99                               3,200                Revenue FRN, Series A, Brookside Meadows
   1,000    Northwest Irvine Limited Obligation                                Multifamily Housing (Chase Manhattan
            Improvement Bond, Irvine City Assessment                           Bank N.A. LOC), 2.80%, 4/7/99                   2,050
            District 97-16 (Soc Gen LOC), 3.00%, 4/1/99   1,000      3,000     San Francisco City and County Airport
   1,500    Ontario IDA Revenue Bond, L.D. Brinkman                            Commission International Airport Revenue
            & Co. Project (Union Bank of California                            FRN (AMT), Susquehanna Structured
            LOC), 3.10%, 4/1/99                           1,500                Projects SSP-4 (AMBAC Insured),
  10,080    Orange County Apartment Development                                3.05%, 4/7/99                                   3,000
            Housing Revenue FRN, Series 1992 B,                      3,175     San Francisco City and County Variable
            Aliso Creek Project (Wells Fargo & Co.                             Rate Certificates, Series 1996-AA6 (FGIC
            LOC), 3.10%, 4/7/99                          10,080                Insured), 3.06%, 4/7/99                         3,175
   4,000    Orange County Apartment Development                      7,610     San Marcos City Public Facility Authority
            Housing Revenue FRN, Wood Canyon Villas                            Revenue Bond, Series BTP-188, Civic
            Issue B of 1991 (BankAmerica Corp. LOC),                           Center Projects (Colld. by U.S.
            2.85%, 4/7/99                                 4,000                Government Securities),
   2,400    Orange County COP Consolidated                                     3.11%, 8/31/99                                  7,610
            Sanitation Districts 1-3, 5-7, 11,                         645     Santa Clara County Housing Authority
            13 & 14 Water and Sewer FRN (National                              Multifamily VRDN, Series A (AMT),
            Westminster PLC LOC), 3.00%, 4/1/99           2,400                Avenida Espana Gardens (Union Bank of
     900    Orange County Limited Obligation                                   California LOC), 3.10%, 4/7/99                    645
            Improvement Bond, Irvine Coast                           1,000     Tustin Limited G.O. Improvement Bond,
            Assessment District 88-1 (Soc Gen LOC),                            Series A, Reassessment District 95-2
            3.00%, 4/1/99                                   900                (KBC Bank of Nevada LOC),
   4,390    Regents of the University of California                            3.00%, 4/1/99                                   1,000
            Refunding Revenue Bonds, Series C, ML/SG                10,000     Ventura County TRAN, Series 1998-99,
            Muni Trust SG-24 (AMBAC Insured), 2.85%,                           2.90%, 4/7/99                                  10,000
            4/7/99                                        4,390      3,000     Whittier Union High School District
                                                                               TRAN, 3.55%, 6/30/99                            3,005


See Notes to the Financial Statements.

-----
36
-----

                                                    NORTHERN FUNDS Annual Report

SCHEDULES OF INVESTMENTS MARCH 31, 1999

CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)


PRINCIPAL
AMOUNT                                                         VALUE
(000s)                                                         (000s)
-----------------------------------------------------------------------
               CALIFORNIA - 93.3% (CONT'D.)
     $2,000    Yucaipa-Calimesa Joint Unified School
               District TRAN, Series 1998-99,
               3.55%, 6/30/99                                    2,002
                                                              --------
                                                               338,890
                                                              --------
               PUERTO RICO - 5.0%
               Government Development Bank for Puerto
               Rico Tax-Exempt CP
      3,400      2.65%, 5/20/99                                  3,400
      7,000      2.85%, 5/20/99                                  7,000
      3,000    Puerto Rico Commonwealth Highway
               and Transportation Authority
               Transportation Revenue Bond,
               Series A (AMBAC Insured),
               2.65%, 4/7/99                                     3,000
      4,500    Puerto Rico Commonwealth TRAN,
               Series 1998, 2.88%, 7/30/99                       4,508
                                                              --------
                                                                17,908
                                                              --------
               Total Municipal Investments
               (cost $356,798)                                 356,798
                                                              --------

NUMBER
OF SHARES
(000s)
---------

               OTHER - 0.1%

        313    Federated Tax-Exempt
               Money Market Fund No. 80                            313
        255    Provident Institutional California
               Money Fund                                          255
                                                               -------
               Total Other
               (cost $568)                                         568
                                                               -------
               Total Investments - 98.4%
               (cost $357,366)                                 357,366

               Other Assets less Liabilities - 1.6%              5,684
                                                              --------
               NET ASSETS - 100.0%                            $363,050
                                                              ========


See Notes to the Financial Statements.



                                                                           -----
                                                                              37
                                                                           -----

NOTES TO THE
FINANCIAL STATEMENTS
MARCH 31, 1999

1. ORGANIZATION

Northern Funds was organized October 12, 1993 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as an open-end management investment company. The Money Market, U.S. Government Money Market, U.S. Government Select Money Market, Municipal Money Market and California Municipal Money Market Funds (collectively the "Funds") are separate, diversified investment portfolios of Northern Funds, except the California Municipal Money Market Fund which is a non-diversified portfolio of Northern Funds. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds maintains its own investment objective.

     The Funds have entered into an Investment Advisory Agreement with The Northern Trust Company ("Northern Trust" or the "Adviser"). Northern Trust also serves as custodian, fund accountant and transfer agent for the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


A. VALUATION OF SECURITIES - Short-term investments held by the Funds are valued using the amortized cost method, which approximates market value. Under this method, investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Insurance funding agreements are valued at cost plus accrued interest, which approximates market value. Any securities for which no current quotations are readily available are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees.

B. REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago.

C. ORGANIZATION COSTS - Organization expenses of approximately $342,000 have been deferred and are being amortized on a straight-line basis through 1999. These costs were deferred and amortized during the five year period ending March 31, 1999.

D. INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of discounts and premiums.

E. EXPENSES - The Funds are charged for those expenses that are directly attributable to each Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

F. DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared daily and paid monthly.

         Distributions of net realized capital gains, if any, are declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

         The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with generally accepted accounting principles due to differences in the treatment and recognition of investment income and realized gains (losses). These differences are primarily related to capital loss carryforwards. Certain differences in treatment of income and capital gains for distributions, which are permanent, may result in periodic reclassifications in the Funds' capital accounts.


-----
38
-----

         During the year ended March 31, 1999, all of the dividends derived from net investment income paid by the Municipal Money Market and California Municipal Money Market Funds were "exempt-interest dividends," excludable from gross income for Federal income tax purposes. Further, all such dividends paid by the California Municipal Money Market Fund were "California exempt-interest dividends," exempt from California state personal income tax.

G. FEDERAL INCOME TAXES - No provision for federal income taxes has been made since the Funds intend to comply with the requirements of the Internal Revenue Code available to regulated investment companies and to distribute substantially all of their taxable income to their shareholders.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Pursuant to its advisory agreement with the Funds, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. For the year ended March 31, 1999, the Adviser voluntarily agreed to waive a portion of its advisory fees as applied to each Fund's daily net assets as shown on the accompanying Statements of Operations. Northern Trust had also agreed to reimburse the Funds as shown on the accompanying Statements of Operations to adhere to the expense limitations presented in the following table:


                       Annual      Advisory
                      Advisory    Fees After    Expense
                        Fees        Waivers   Limitations
-------------------------------------------------------------
Money Market            0.60%       0.40%        0.55%
U.S. Government
  Money Market          0.60%       0.40%        0.55%
U.S. Government Select
  Money Market          0.60%       0.40%        0.55%
Municipal Money
  Market                0.60%       0.40%        0.55%
California Municipal
  Money Market          0.60%       0.40%        0.55%
-------------------------------------------------------------


     The Funds have entered into an administrative agreement with Sunstone Financial Group, Inc. ("Sunstone") for certain administrative services. Pursuant to its administrative agreement with the Funds, Sunstone is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15% of each Fund's daily net assets. For the year ended March 31, 1999, Sunstone voluntarily agreed to waive a portion of its administration fees as shown on the accompanying Statements of Operations. The waivers and reimbursements of Northern Trust and Sunstone described above are voluntary and may be terminated by them at any time at their discretion.

4. BANK LOANS

The Funds maintain a $5,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 1% above the Fed Funds rate and are secured by pledged securities equal to or exceeding 120% of the outstanding balance.

      As of March 31, 1999, there were no outstanding borrowings.



                                                                           -----
                                                                              39
                                                                           -----

REPORT OF INDEPENDENT
PUBLIC ACCOUNTANTS


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES:
NORTHERN FUNDS MONEY MARKET FUND,
U.S. GOVERNMENT MONEY MARKET FUND,
U.S. GOVERNMENT SELECT MONEY MARKET FUND, MUNICIPAL MONEY MARKET FUND, CALIFORNIA MUNICIPAL MONEY MARKET FUND

We have audited the accompanying statements of assets and liabilities of Northern Funds (a Massachusetts business trust consisting of the Money Market Fund, U.S. Government Money Market Fund, U.S. Government Select Money Market Fund, Municipal Money Market Fund and California Municipal Money Market Fund, including the schedules of investments, as of March 31, 1999, and the related statements of operations, changes in net assets, and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by physical examination of the securities held by the custodian and by correspondence with outside depositories and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Northern Funds as of March 31, 1999, the results of their operations, changes in their net assets, and financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.




                                      ARTHUR ANDERSEN LLP

Chicago, Illinois
May 14, 1999


-----
40
-----

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

                                                                       NF4090599

(C) 1999 Northern Funds Distributors, LLC, Distributor



[NORTHERN FUNDS LOGO]

P.O. Box 2081
Milwaukee, WI 53201-9800
1-800-595-9111